UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive,

Chicago, IL 60606-2807

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	1.13%
Air freight & logistics	0.45
Airlines	0.58
Auto components	0.22
Automobiles	0.50
Beverages	0.54
Biotechnology	0.49
Capital markets	0.93
Chemicals	0.82
Commercial banks	3.01
Communications equipment	0.83
Computers & peripherals	1.56
Construction materials	0.43
Consumer finance	0.25
Containers & packaging	0.23
Distributors	0.06
Diversified consumer services	0.23
Diversified financial services	2.35
Diversified telecommunication services	0.73
Electric utilities	1.52
Electronic equipment, instruments & components	0.32
Energy equipment & services	0.75
Food & staples retailing	1.21
Food products	0.50
Health care equipment & supplies	1.76
Health care providers & services	0.68
Hotels, restaurants & leisure	1.01
Household durables	0.37
Household products	0.85
Independent power producers & energy traders	0.04
Industrial conglomerates	0.19
Insurance	1.46
Internet & catalog retail	0.42
Internet software & services	0.61
IT services	0.81
Machinery	1.67
Marine	0.43
Media	1.74
Metals & mining	1.57
Office electronics	0.46
Oil, gas & consumable fuels	4.12
Paper & forest products	0.04
Personal products	0.19
Pharmaceuticals	2.67
Professional services	0.30
Real estate investment trust (REIT)	0.08
Real estate management & development	0.21
Road & rail	0.51
Semiconductors & semiconductor equipment	1.04
Software	1.57
Specialty retail	0.69
Tobacco	0.44
Trading companies & distributors	0.58
Wireless telecommunication services	0.90

Total common stocks	47.05

Bonds
Corporate bonds
Commercial banks	0.29
Diversified financial services	0.11
Wireless telecommunication services	0.02

Total corporate bonds	0.42
Asset-backed securities	0.08
Mortgage & agency debt securities	0.01
Stripped mortgage-backed securities	0.01
US government obligations	9.49
Non US-government obligations	3.30
Sovereign/supranational bond	0.02

Total bonds	13.33
Investment companies
UBS Corporate Bond Relationship Fund	4.86
UBS Emerging Markets Equity Relationship Fund	4.90
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	14.58
UBS Global Aggregate Bond Relationship Fund	4.85
UBS High Yield Relationship Fund	2.94
UBS Small-Cap Equity Relationship Fund	1.62

Total investment companies	33.75
Rights	0.00	(2)
Structured note	0.02
Short-term investment	3.86
Investment of cash collateral from securities loaned	1.91

Total investments	99.92
Cash and other assets, less liabilities	0.08

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

(2)	Amount represents less than 0.005%.

UBS Global Securities Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—47.05%
Australia—0.70%
National Australia Bank Ltd.(1)	113,271	$2,860,515
Orica Ltd.(1)	134,811	3,314,173
Qantas Airways Ltd.*	1,344,645	3,504,314
QBE Insurance Group Ltd.	89,393	1,708,716

Total Australia common stocks		11,387,718

Belgium—0.50%
Anheuser-Busch InBev NV	59,729	3,008,699
Delhaize Group SA	33,060	2,656,823
KBC Groep NV*	51,108	2,475,035

Total Belgium common stocks		8,140,557

Brazil—0.87%
All America Latina Logistica SA	64,000	586,611
Banco Bradesco SA ADR	45,160	832,299
BM&F BOVESPA SA	229,000	1,550,403
Cosan Ltd., Class A*	58,600	552,598
Diagnosticos da America SA	48,000	421,065
Hypermarcas SA*	96,000	1,174,122
Itau Unibanco Holding SA ADR	56,960	1,252,550
Localiza Rent a Car SA	33,000	348,863
MMX Mineracao e Metalicos SA*	158,110	1,200,089
Petroleo Brasileiro SA ADR	26,100	1,161,189
Redecard SA	23,000	425,507
Rossi Residencial SA	39,900	277,989
Usinas Siderurgicas de Minas Gerais SA, Preference shares	14,201	486,476
Vale SA ADR	96,100	3,093,459
Vivo Participacoes SA ADR	32,900	891,919

Total Brazil common stocks		14,255,139

Canada—0.97%
Cenovus Energy, Inc.	99,000	2,585,999
EnCana Corp.	60,700	1,888,564
Teck Resources Ltd., Class B*	79,800	3,476,739
Toronto-Dominion Bank(1)	56,600	4,218,599
TransCanada Corp.(1)	99,300	3,638,996

Total Canada common stocks		15,808,897

Cayman Islands—0.24%
Comba Telecom Systems Holdings Ltd.	521,239	667,304
Seagate Technology*	178,400	3,257,584

Total Cayman Islands common stocks		3,924,888

China—1.32%
Baidu, Inc. ADR*	1,300	776,100
Bank of Communications Co., Ltd., H Shares	518,000	617,123
Belle International Holdings Ltd.	328,000	441,037
China Coal Energy Co.	742,000	1,158,263
China Life Insurance Co., Ltd., H Shares	262,000	1,255,292
China Zhongwang Holdings Ltd.*(1)	892,000	783,519
Chongqing Machinery & Electric Co., Ltd., H Shares*	3,244,000	814,734
Foxconn International Holdings Ltd.*(1)	614,000	647,669
Industrial & Commercial Bank of China, H Shares	905,000	690,034
Jardine Matheson Holdings Ltd.	49,600	1,651,680
Melco Crown Entertainment Ltd. ADR*(1)	79,700	384,154
New World Development Ltd.	1,526,000	2,987,436
Pacific Basin Shipping Ltd.	2,297,000	1,828,311
PetroChina Co., Ltd., H Shares	314,000	367,211
Shougang Concord International Enterprises Co., Ltd.*	4,502,000	950,933

Sinotrans Shipping Ltd.	2,199,000	1,050,751
Tencent Holdings Ltd.(1)	85,500	1,715,671
Weichai Power Co., Ltd., H Shares	100,000	837,170
Xingda International Holdings Ltd.	2,327,000	1,288,740
Yanzhou Coal Mining Co., Ltd., H Shares	542,000	1,303,997

Total China common stocks		21,549,825

Czech Republic—0.06%
New World Resources NV, Class A	89,313	1,051,054

Finland—0.18%
Sampo Oyj, Class A	111,596	2,960,281

France—0.76%
BNP Paribas	57,665	4,428,554
Carrefour SA	71,084	3,426,103
Total SA	78,215	4,540,454

Total France common stocks		12,395,111

Germany—1.28%
Bayer AG	50,292	3,401,779
E.ON AG	115,130	4,250,602
HeidelbergCement AG	59,502	3,319,131
MAN SE(1)	21,410	1,792,301
Metro AG	66,894	3,968,189
SAP AG	47,826	2,316,419
Volkswagen AG, Preference shares	19,093	1,751,003

Total Germany common stocks		20,799,424

Guernsey—0.02%
Resolution Ltd.*	289,422	359,923

India—0.33%
HDFC Bank Ltd. ADR	6,000	836,340
ICICI Bank Ltd. ADR	26,400	1,127,280
Infosys Technology Ltd. ADR	13,300	782,705
Reliance Industries Ltd. GDR(2)	16,893	814,243
Sterlite Industries India Ltd. ADR	54,700	1,017,967
Tata Motors Ltd. ADR	39,900	736,554

Total India common stocks		5,315,089

Indonesia—0.24%
Astra Agro Lestari Tbk PT	186,500	504,192
Astra International Tbk PT	315,500	1,452,767
Indah Kiat Pulp and Paper Corp. Tbk PT*	2,588,500	632,937
Kalbe Farma Tbk	2,169,500	445,845
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	430,500	463,641
United Tractors Tbk PT	196,500	396,261

Total Indonesia common stocks		3,895,643

Ireland—1.02%
Covidien PLC	259,200	13,032,576
CRH PLC	82,326	2,055,970
Ryanair Holdings PLC ADR*	56,500	1,535,105

Total Ireland common stocks		16,623,651

Israel—0.03%
Teva Pharmaceutical Industries Ltd. ADR	7,800	492,024

Japan—3.04%
Canon, Inc.	79,600	3,686,683
Chuo Mitsui Trust Holdings, Inc.	578,000	2,170,050
ITOCHU Corp.	268,000	2,347,759
Japan Tobacco, Inc.	1,198	4,459,343
Kao Corp.	100,300	2,542,636
KDDI Corp.	478	2,474,618
Mitsubishi Corp.	200,700	5,259,547
Mitsui OSK Lines Ltd.	362,000	2,598,160
Nissan Motor Co., Ltd.*	471,700	4,041,413
Nomura Holdings, Inc.	271,700	2,002,367
ORIX Corp.(1)	42,170	3,739,323
Ricoh Co., Ltd.	238,000	3,716,761
Shin-Etsu Chemical Co., Ltd.	54,800	3,182,843
Sumitomo Mitsui Financial Group, Inc.(1)	124,700	4,121,542
THK Co., Ltd.	144,600	3,155,247

Total Japan common stocks		49,498,292

Kazakhstan—0.07%
Eurasian Natural Resources Corp.	65,419	1,183,338

Luxembourg—0.12%
ArcelorMittal(1)	44,981	1,973,884

Malaysia—0.05%
Bumiputra-Commerce Holdings Bhd	200,300	863,341

Mexico—0.03%
America Movil SAB de CV ADR, Series L	8,300	417,822

Netherlands—0.85%
ASML Holding NV(1)	90,026	3,217,367
ING Groep NV CVA*	367,655	3,670,669
James Hardie Industries NV, CDI*(1)	229,931	1,531,832
Royal Dutch Shell PLC, Class A	188,000	5,437,744

Total Netherlands common stocks		13,857,612

Norway—0.38%
Petroleum Geo-Services ASA*	164,800	2,158,716
Telenor ASA*	300,500	4,075,296

Total Norway common stocks		6,234,012

Philippines—0.10%
Alliance Global Group, Inc.*	3,430,000	417,459
Megaworld Corp.	18,968,000	537,266
Metropolitan Bank & Trust	371,400	410,932
Universal Robina Corp.	429,500	237,608

Total Philippines common stocks		1,603,265

Russia—0.37%
Aeroflot - Russian Airlines OJSC	76,893	176,854
Evraz Group SA GDR*(3)	42,278	1,679,705
Globaltrans Investment PLC GDR*(3)	62,064	809,935
Mobile Telesystems OJSC ADR	14,900	826,950
Rosneft Oil Co. GDR	96,871	768,187
TMK OAO GDR*(2)	21,500	443,975
TMK OAO GDR*(3)	27,165	560,957
Uralkali GDR*(3)	34,342	720,839

Total Russia common stocks		5,987,402

Singapore—0.28%
DBS Group Holdings Ltd.	233,000	2,381,715
Olam International Ltd.(1)	1,200,000	2,221,666

Total Singapore common stocks		4,603,381

South Africa—0.22%
African Bank Investments Ltd.	203,043	992,391
Impala Platinum Holdings Ltd.	13,781	404,892
Imperial Holdings Ltd.	66,040	909,305

JD Group Ltd.	197,353	1,198,953

Total South Africa common stocks		3,505,541

South Korea—0.84%
Hynix Semiconductor, Inc.*	69,100	1,630,624
Hyundai Motor Co.	7,844	800,727
KB Financial Group, Inc.	10,080	486,427
KIWOOM Securities Co. Ltd.*	9,410	382,571
Korean Air Lines Co. Ltd.*	14,027	824,425
LG Household & Health Care Ltd.	1,136	303,717
LG Innotek Co., Ltd.	15,518	1,762,396
NHN Corp.*	4,918	782,394
POSCO	1,669	778,852
Samsung Electronics Co., Ltd.	2,538	1,834,888
Samsung Fire & Marine Insurance Co., Ltd.*	3,975	637,644
Shinsegae Co., Ltd.	2,263	1,070,047
SK Telecom Co., Ltd.	4,731	725,466
STX Pan Ocean Co., Ltd.	134,770	1,596,109

Total South Korea common stocks		13,616,287

Spain—0.20%
Banco Bilbao Vizcaya Argentaria SA(1)	236,243	3,232,297

Switzerland—1.15%
Alcon, Inc.	15,700	2,536,492
Credit Suisse Group AG	51,832	2,671,727
Nobel Biocare Holding AG(1)	99,698	2,666,430
Roche Holding AG	38,092	6,177,667
SGS SA(1)	2,052	2,829,674
Synthes, Inc.	14,809	1,848,316

Total Switzerland common stocks		18,730,306

Taiwan—0.43%
AU Optronics Corp. ADR(1)	71,400	808,962
Far Eastern Textile Co., Ltd.	521,000	572,545
HON HAI Precision Industry Co., Ltd.	356,000	1,541,344
MediaTek, Inc.	68,000	1,179,797
Powertech Technology, Inc.	441,000	1,576,091
Prime View International Co., Ltd.*	309,000	559,465
Yuanta Financial Holding Co., Ltd.	1,366,000	819,394

Total Taiwan common stocks		7,057,598

Thailand—0.08%
Bangkok Bank PCL	96,600	410,778
Home Product Center PCL*	2,404,689	427,616
Thanachart Capital PCL*	499,900	383,408

Total Thailand common stocks		1,221,802

Turkey—0.05%
Turkiye Garanti Bankasi AS	185,438	867,475

United Kingdom—3.15%
Associated British Foods PLC	223,943	3,325,271
Barclays PLC	834,216	4,561,120
British Land Co. PLC	176,800	1,290,762
British Sky Broadcasting Group PLC	293,991	2,685,711
Carnival PLC	61,247	2,514,090
Cobham PLC	448,857	1,750,531
GlaxoSmithKline PLC	221,550	4,254,638
Imperial Tobacco Group PLC	89,944	2,743,449
Man Group PLC	523,664	1,919,104
Prudential PLC	327,702	2,722,651
Rio Tinto PLC	99,671	5,906,342
Sage Group PLC	757,582	2,748,767
Scottish & Southern Energy PLC	183,172	3,060,378

Tullow Oil PLC	130,374	2,473,032
Vodafone Group PLC	3,281,671	7,569,502
Wolseley PLC*	72,076	1,741,255

Total United Kingdom common stocks		51,266,603

United States—27.12%
ACE Ltd.	63,800	3,336,740
Adobe Systems, Inc.*	61,000	2,157,570
Aflac, Inc.	104,100	5,651,589
Allergan, Inc.	134,200	8,765,944
Amazon.com, Inc.*	36,900	5,008,437
American Electric Power Co., Inc.	164,150	5,610,647
American Tower Corp., Class A*	27,500	1,171,775
Amgen, Inc.*	80,200	4,792,752
Apollo Group, Inc., Class A*	24,200	1,483,218
Apple, Inc.*	66,700	15,669,831
Applied Materials, Inc.	100,000	1,348,000
AT&T, Inc.	302,900	7,826,936
Autodesk, Inc.*	95,700	2,815,494
Avon Products, Inc.	92,800	3,143,136
Baker Hughes, Inc.	145,900	6,833,956
Ball Corp.	70,300	3,752,614
Bank of America Corp.	529,800	9,456,930
Bank of New York Mellon Corp.	170,500	5,265,040
BlackRock, Inc.	13,100	2,852,656
BorgWarner, Inc.*	93,000	3,550,740
Boston Scientific Corp.*	240,400	1,735,688
Broadcom Corp., Class A	75,600	2,508,408
CarMax, Inc.*	35,800	899,296
Carnival Corp.	137,700	5,353,776
Chevron Corp.	100,100	7,590,583
Cisco Systems, Inc.*	217,500	5,661,525
CME Group, Inc.	10,300	3,255,933
Colgate-Palmolive Co.	26,800	2,284,968
Comcast Corp., Class A	491,500	9,250,030
Credicorp Ltd.	5,000	440,900
DeVry, Inc.	21,800	1,421,360
Dover Corp.	23,800	1,112,650
Dynegy, Inc., Class A*	470,700	593,082
EOG Resources, Inc.	34,400	3,197,136
Exelon Corp.	136,500	5,980,065
Express Scripts, Inc.*	37,900	3,856,704
Exxon Mobil Corp.	165,100	11,058,398
FedEx Corp.	77,900	7,275,860
FirstEnergy Corp.	97,300	3,803,457
Fortune Brands, Inc.	118,100	5,729,031
General Dynamics Corp.	116,900	9,024,680
Genzyme Corp.*	29,100	1,508,253
Google, Inc., Class A*	11,400	6,463,914
H&R Block, Inc.	43,500	774,300
Hess Corp.	70,700	4,422,285
Hewlett-Packard Co.	124,100	6,595,915
Illinois Tool Works, Inc.	178,300	8,444,288
IntercontinentalExchange, Inc.*	24,600	2,759,628
International Game Technology	180,200	3,324,690
Interpublic Group of Cos., Inc.*	453,200	3,770,624
Intersil Corp., Class A	65,900	972,684

Intuit, Inc.*	43,400	1,490,356
Johnson & Johnson	87,300	5,691,960
JPMorgan Chase & Co.	316,800	14,176,800
Kellogg Co.	62,400	3,334,032
Kroger Co.	159,600	3,456,936
Lowe’s Cos., Inc.	201,000	4,872,240
Marathon Oil Corp.	110,400	3,493,056
Marvell Technology Group Ltd.*	93,500	1,905,530
MasterCard, Inc., Class A	23,500	5,969,000
McDonald’s Corp.	75,100	5,010,672
Medco Health Solutions, Inc.*	31,400	2,027,184
Medtronic, Inc.	79,800	3,593,394
Merck & Co., Inc.	151,000	5,639,850
Microsoft Corp.	234,100	6,852,107
Monsanto Co.	29,100	2,078,322
MSCI, Inc., Class A*	46,600	1,682,260
National Semiconductor Corp.	61,200	884,340
NII Holdings, Inc.*	21,000	874,860
Noble Corp.*	63,500	2,655,570
Omnicom Group, Inc.	61,200	2,375,172
Oracle Corp.	123,700	3,177,853
PACCAR, Inc.	139,200	6,032,928
Pall Corp.	56,300	2,279,587
Parker Hannifin Corp.	36,500	2,363,010
Peabody Energy Corp.	70,800	3,235,560
Pepco Holdings, Inc.	126,400	2,167,760
PepsiCo, Inc.	86,100	5,696,376
Pfizer, Inc.	490,700	8,415,505
Praxair, Inc.	49,300	4,091,900
Priceline.com, Inc.*	6,900	1,759,500
Principal Financial Group, Inc.	176,200	5,146,802
Procter & Gamble Co.	119,200	7,541,784
QUALCOMM, Inc.	172,400	7,239,076
Raytheon Co.	67,600	3,861,312
Red Hat, Inc.*	38,700	1,132,749
Ryder System, Inc.	69,500	2,693,820
Sherwin-Williams Co.	48,200	3,262,176
Southwest Airlines Co.	261,200	3,453,064
Southwestern Energy Co.*	65,800	2,679,376
Suncor Energy, Inc.	24,200	787,468
Talecris Biotherapeutics Holdings Corp.*	93,777	1,868,038
Time Warner Cable, Inc.	51,000	2,718,810
Time Warner, Inc.	147,700	4,618,579
Ultra Petroleum Corp.*	98,300	4,583,729
Union Pacific Corp.	52,000	3,811,600
United Technologies Corp.	51,300	3,776,193
UnitedHealth Group, Inc.	145,000	4,737,150
Verisk Analytics, Inc., Class A*	73,900	2,083,980
Viacom, Inc., Class B*	80,200	2,757,276
Visa, Inc., Class A	65,000	5,916,950
VMware, Inc., Class A*	59,100	3,150,030
Wal-Mart Stores, Inc	43,700	2,429,720
Wells Fargo & Co.	313,600	9,759,232
Zimmer Holdings, Inc.*	53,800	3,184,960

Total United States common stocks		442,041,610

Total common stocks (cost $652,314,893)		766,721,092

	Face Amount
Bonds—13.33%
Corporate bonds—0.42%
France—0.04%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR 230,000	321,721
Societe Generale,
3.750%, due 08/21/14	200,000	280,088

Total France corporate bonds		601,809

Germany—0.06%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12	230,000	325,791
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP 370,000	630,249

Total Germany corporate bonds		956,040

Ireland—0.03%
GE Capital European Funding,
4.875%, due 03/06/13	EUR 400,000	575,187

Italy—0.02%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	210,000	283,809

Netherlands—0.04%
E.ON International Finance BV,
5.125%, due 10/02/12	220,000	320,698
Rabobank Nederland NV,
4.125%, due 04/04/12	220,000	311,715

Total Netherlands corporate bonds		632,413

Norway—0.01%
DnB NOR Bank ASA,
4.500%, due 05/29/14	175,000	251,351

Sweden—0.02%
Nordea Bank AB,
4.500%, due 05/12/14	175,000	251,602

Switzerland—0.02%
Credit Suisse/London,
4.750%, due 08/05/19	185,000	260,803

United Kingdom—0.15%
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP 150,000	241,262
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12	450,000	724,299
Royal Bank of Scotland PLC,
4.125%, due 11/14/11	575,000	911,043
6.625%, due 09/17/18	170,000	267,530
Vodafone Group PLC,
3.625%, due 11/29/12	EUR 250,000	350,386

Total United Kingdom corporate bonds		2,494,520

United States—0.03%
Citigroup, Inc.,
5.500%, due 11/18/15	GBP 190,000	296,628
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR 200,000	274,148

Total United States corporate bonds		570,776

Total corporate bonds (cost $7,108,337)		6,878,310

Asset-backed securities—0.08%
United States—0.08%
Bank of America Credit Card Trust,
Series 2008-A1, Class A1,
0.810%, due 04/15/13(4)	$1,000,000	1,001,658
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30(5),(6)	612,581	263,410

Total asset-backed securities (cost $1,586,876)		1,265,068

Mortgage & agency debt securities—0.01%
United States—0.01%
Federal Home Loan Mortgage Corp. Gold Pools, #G00194,
7.500%, due 02/01/24†	117,237	133,063
Federal National Mortgage Association Pools, #253824,
7.000%, due 03/01/31†	82,221	92,012

Total mortgage & agency debt securities (cost $206,535)		225,075

Stripped mortgage-backed security—0.01%
United States—0.01%
Federal National Mortgage Association Interest STRIPS, IO,
6.000%, due 10/01/35(4),(5)	523,570	66,180
6.500%, due 10/01/35(4),(5)	523,802	103,505

Total stripped mortgage-backedsecurities (cost $148,495)		169,685

US government obligations—9.49%
United States—9.49%
US Treasury Bonds,
4.375%, due 11/15/39	10,270,000	9,711,569
6.125%, due 11/15/27	6,000,000	7,186,872
6.250%, due 08/15/23	3,500,000	4,206,017
8.750%, due 08/15/20	10,610,000	14,996,577
US Treasury Notes,
0.750%, due 11/30/11(1)	14,920,000	14,899,604
0.875%, due 01/31/12(1)	2,670,000	2,666,871
1.000%, due 10/31/11(1)	27,705,000	27,801,330
1.000%, due 12/31/11	3,405,000	3,411,783
1.875%, due 06/15/12(1)	16,000,000	16,261,248
2.375%, due 02/28/15(1)	32,960,000	32,733,565
2.625%, due 04/30/16(1)	12,000,000	11,747,808
3.625%, due 02/15/20(1)	9,205,000	9,048,229

Total US government obligations (cost $155,985,188)		154,671,473

Non US-government obligations—3.30%
Austria—0.37%
Republic of Austria,
3.800%, due 10/20/13(2)	EUR 2,500,000	3,610,726
4.300%, due 09/15/17(2)	1,600,000	2,345,485

		5,956,211

Belgium—0.18%
Government of Belgium,
4.000%, due 03/28/14	2,000,000	2,911,002

Canada—0.08%
Government of Canada,
5.250%, due 06/01/12	CAD 1,230,000	1,297,128
5.750%, due 06/01/29	100	120
6.000%, due 06/01/11	200	208
8.000%, due 06/01/23	200	280

		1,297,736

Denmark—0.05%
Government of Denmark,
4.000%, due 11/15/17	DKK 4,100,000	789,599

Finland—0.15%
Government of Finland,
3.875%, due 09/15/17	EUR 1,663,000	2,385,997

France—0.30%
Government of France,
2.500%, due 01/12/14	870,000	1,203,232
3.750%, due 04/25/21	260,000	358,519
4.000%, due 04/25/18	1,020,000	1,468,038
4.000%, due 04/25/55	645,000	868,895
5.000%, due 10/25/11	730,000	1,049,836

		4,948,520

Germany—1.03%
Bundesobligation,
4.000%, due 04/13/12	1,440,000	2,062,916
Bundesrepublik Deutschland,
4.000%, due 01/04/37	2,475,000	3,418,742
4.500%, due 01/04/13	2,490,000	3,652,750
6.250%, due 01/04/24	325,000	570,004
Bundesschatzanweisungen,
1.250%, due 03/11/11	1,435,000	1,951,634
4.000%, due 09/10/10	2,245,000	3,078,511
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13	1,150,000	1,655,211
5.000%, due 07/04/11	300,000	426,119

		16,815,887

Greece—0.01%
Hellenic Republic,
2.300%, due 07/25/30(7)	252,986	241,743

Italy—0.21%
Buoni Poliennali Del Tesoro,
5.000%, due 09/01/40	2,500,000	3,506,693

Netherlands—0.25%
Government of Netherlands,
4.500%, due 07/15/17	2,700,000	4,034,952

Spain—0.20%
Government of Spain,
3.250%, due 07/30/10	EUR 700,000	953,482
4.100%, due 04/30/11	400,000	558,537
6.150%, due 01/31/13	1,105,001	1,668,819

		3,180,838

Sweden—0.03%
Government of Sweden,
6.750%, due 05/05/14	SEK 3,390,000	552,824

United Kingdom—0.44%
UK Gilts,
4.250%, due 03/07/11	GBP 180,000	282,284
4.250%, due 12/07/49	575,000	839,929
4.500%, due 03/07/13	1,150,000	1,881,664
4.750%, due 06/07/10	1,870,000	2,859,604
4.750%, due 12/07/38	815,000	1,285,738

		7,149,219

Total non US-government obligations (cost $54,235,560)		53,771,221

Sovereign/supranational bond—0.02%
European Investment Bank,
4.750%, due 06/06/12 (cost $464,134)	GBP 240,000	389,176

Total bonds (cost $219,735,125)		217,370,008

	Shares
Investment companies—33.75%
UBS Corporate Bond Relationship Fund*(8)	5,951,436	79,139,815
UBS Emerging Markets Equity Relationship Fund*(8)	2,309,517	79,903,732
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*(8)	17,684,845	237,587,057
UBS Global Aggregate Bond Relationship Fund*(8)	7,604,439	79,096,807
UBS High Yield Relationship Fund*(8)	1,980,462	47,868,766
UBS Small-Cap Equity Relationship Fund*(8)	581,765	26,418,594

Total investment companies (cost $429,151,966)		550,014,771

	Number of rights
Rights—0.00%(9)
Germany—0.00%(9)
Volkswagen AG, expires 04/13/10* (cost $0)	7,746	4,813

	Face amount
Structured note—0.02%
India—0.02%
Indiabulls Real Estate Ltd., Participating Note,
0.00%, due 09/07/12* (cost $578,699)	$109,368	371,625

Short-term investment—3.86%
Investment company—3.86%
	Shares
UBS Cash Management Prime Relationship Fund, 0.112%(8),(10) (cost $62,854,613)	62,854,613	62,854,613

Investment of cash collateral from securities loaned—1.91%
UBS Private Money Market Fund LLC, 0.030%(8),(10) (cost $31,096,965)	31,096,965	31,096,965

Total investments—99.92% (cost $1,395,732,261)		1,628,433,887
Cash and other assets, less liabilities—0.08%		1,361,098

Net assets—100.00%		$1,629,794,985

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,395,732,261; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$254,033,604
Gross unrealized depreciation	(21,331,978)

Net unrealized appreciation of investments	$232,701,626

†	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2010.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $7,214,429 or 0.44% of net assets.
(3)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of this security amounted to $3,771,436 or 0.23% of net assets.
(4)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(5)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $433,095 or 0.03% of net assets.
(6)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.

(7)	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.
(8)	Investment in affiliated investment company. See notes to financial statements for additional information.
(9)	Amount represents less than 0.005%.
(10)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
CDI	Chess depositary interests
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
OJSC	Open joint stock company

Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.

Currency type abbreviations:
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	26,250,000	USD	23,100,000	06/04/10	$(822,937)
Euro	11,735,000	GBP	10,697,039	06/04/10	377,531
Euro	56,415,000	USD	76,590,878	06/04/10	393,958
Great Britain Pound	6,870,000	USD	10,600,410	06/04/10	178,620
Great Britain Pound	6,290,000	USD	9,476,137	06/04/10	(65,793)
Hong Kong Dollar	69,830,000	USD	8,999,732	06/04/10	1,890
Norwegian Krone	45,640,000	USD	7,661,060	06/04/10	3,984
South African Rand	129,020,000	EUR	12,842,603	06/04/10	(174,865)
United States Dollar	11,942,717	CAD	12,605,000	06/04/10	468,055
United States Dollar	100,533,065	JPY	9,059,800,000	06/04/10	(3,595,026)
United States Dollar	10,011,217	KRW	11,603,000,000	06/04/10	219,353
United States Dollar	15,039,711	MXN	195,990,000	06/04/10	711,503
United States Dollar	73,821,903	SEK	533,880,000	06/04/10	126,792
United States Dollar	12,518,507	TWD	397,400,000	06/04/10	78,171
United States Dollar	16,270,272	ZAR	129,020,000	06/04/10	1,250,455

Net unrealized depreciation on forward foreign currency contracts					$(848,309)

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Global Securities Relationship Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 742 contracts (USD)	June 2010	$86,516,238	$86,257,500	$(258,738)

US Treasury futures sell contracts:
2 Year US Treasury Notes, 789 contracts (USD)	June 2010	(171,027,327)	(171,176,016)	(148,689)

Index futures buy contracts:
Amsterdam Exchange Index, 176 contracts (EUR)	April 2010	15,973,840	16,283,437	309,597
Dow Jones EURO STOXX 50 Index, 1,666 contracts (EUR)	June 2010	63,415,746	64,152,714	736,968
FTSE 100 Index, 572 contracts (GBP)	June 2010	48,436,903	48,699,701	262,798
NIKKEI 225 Index, 22 contracts (JPY)	June 2010	2,462,958	2,612,044	149,086

Index futures sell contracts:
FTSE MIB Index, 107 contracts (EUR)	June 2010	(16,190,035)	(16,178,964)	11,071
Hang Seng Stock Index, 65 contracts (HKD)	April 2010	(8,613,356)	(8,886,564)	(273,208)
IBEX 35 Index, 111 contracts (EUR)	April 2010	(16,175,509)	(16,253,809)	(78,300)
S&P 500 Index, 82 contracts (USD)	June 2010	(4,658,765)	(4,777,320)	(118,555)
S&P Toronto Stock Exchange 60 Index, 233 contracts (CAD)	June 2010	(32,152,400)	(32,250,421)	(98,021)
SPI 200 Index, 289 contracts (AUD)	June 2010	(32,193,081)	(32,347,874)	(154,793)

Interest rate futures buy contracts:
Euro-Bund, 241 contracts (EUR)	June 2010	39,956,570	40,151,245	194,675
Long Gilt, 57 contracts (GBP)	June 2010	9,758,528	9,925,588	167,060

Net unrealized appreciation on futures contracts				$700,951

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)(1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$766,721,092	$—	$—	$766,721,092
Corporate bonds	—	6,878,310	—	6,878,310
Asset-backed securities	—	1,001,658	263,410	1,265,068
Mortgage & agency debt securities	—	225,075	—	225,075
Stripped mortgage-backed securities	—	169,685	—	169,685
US government obligations	—	154,671,473	—	154,671,473
Non US-government obligations	—	53,771,221	—	53,771,221
Sovereign/supranational bond	—	389,176	—	389,176
Investment companies	343,909,383	206,105,388	—	550,014,771
Rights	4,813	—	—	4,813
Structured note	—	371,625	—	371,625
Short-term investment	—	62,854,613	—	62,854,613
Investment of cash collateral from securities loaned	—	31,096,965	—	31,096,965
Other financial instruments(2)	700,951	(848,309)	—	(147,358)

Total	$1,111,336,239	$516,686,880	$263,410	$1,628,286,529

(1)	A significant portion of the total amount reflected in Level 1, $345,014,264, represents transfers out of Level 2 related to the Fund’s fair valuation policy.
(2)	Other financial instruments include open futures contracts and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Asset-backed securities	Stripped mortgage-backed securities	Total
Assets
Beginning balance	$257,284	$217,524	$474,808
Total gains or losses (realized/unrealized) included in earnings(a)	6,126	—	6,126
Purchases, sales, issuances, and settlements (net)	—	—	—
Transfers in and/or out of Level 3	—	(217,524)	(217,524)

Ending balance	$263,410	$—	$263,410

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$—	$—	$—

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Automobiles	2.45%
Beverages	1.85
Commercial banks	24.79
Construction & engineering	2.01
Construction materials	1.89
Diversified telecommunication services	5.47
Electronic equipment, instruments & components	3.91
Food products	0.93
Insurance	2.27
Internet software & services	1.05
IT services	3.11
Media	3.98
Metals & mining	6.87
Multiline retail	1.48
Oil, gas & consumable fuels	16.22
Pharmaceuticals	2.43
Real estate management & development	3.81
Semiconductors & semiconductor equipment	5.04
Specialty retail	1.30
Tobacco	1.94
Wireless telecommunication services	4.47

Total common stocks	97.27
Bonds
Corporate bond
Metals & mining	0.00
Warrants	1.14
Short-term investment	0.65

Total investments	99.06
Cash and other assets, less liabilities	0.94

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—97.27%
Brazil—15.77%
Itau Unibanco Holding SA ADR	739,705	$16,266,113
Lojas Renner SA	327,000	7,502,235
NET Servicos de Comunicacao SA, Preference shares*	432,309	5,664,127
Petroleo Brasileiro SA, Preference shares	1,068,624	21,266,119
Usinas Siderurgicas de Minas Gerais SA, Preference shares	204,064	6,990,513
Vale SA, Preference shares	801,504	22,332,231

Total Brazil common stocks		80,021,338

China—21.93%
China Construction Bank Corp., Class H	19,218,000	15,742,213
China Mengniu Dairy Co., Ltd.*	1,505,000	4,690,859
China Merchants Bank Co., Ltd., H Shares	2,139,950	5,787,932
China Resources Land Ltd.	2,516,000	5,469,953
China Shenhua Energy Co., Ltd., H Shares	3,357,500	14,508,050
China Telecom Corp. Ltd., Class H	23,634,000	11,658,334
CNOOC Ltd.	9,931,000	16,346,483
Industrial & Commercial Bank of China, H Shares	19,925,000	15,192,195
Netease.com ADR*	150,200	5,327,594
Ping An Insurance Group Co. of China Ltd., H Shares	1,339,000	11,537,379
Sino-Ocean Land Holdings Ltd.	5,695,000	5,017,072

Total China common stocks		111,278,064

India—7.28%
DLF Ltd.	703,721	4,841,952
Housing Development & Infrastructure Ltd.*	627,077	3,999,632
Infosys Technology Ltd. ADR	268,500	15,801,225
Reliance Industries Ltd.	236,735	5,664,608
Sun Pharmaceutical Industries Ltd.	165,865	6,620,561

Total India common stocks		36,927,978

Indonesia—4.48%
Astra International Tbk PT	2,696,576	12,416,785
Bank Rakyat Indonesia PT	5,813,500	5,270,770
Telekomunikasi Indonesia Tbk PT	5,704,000	5,046,124

Total Indonesia common stocks		22,733,679

Israel—1.12%
Teva Pharmaceutical Industries Ltd. ADR	89,720	5,659,537

Mexico—8.44%
America Movil SAB de CV	4,640,000	11,682,799
Cemex SAB de CV ADR*	938,900	9,586,169
Fomento Economico Mexicano SAB de CV ADR	114,500	5,442,185
Grupo Financiero Banorte SAB de CV, Class O	2,753,900	12,154,914
Grupo Modelo SAB de CV*	675,000	3,967,971

Total Mexico common stocks		42,834,038

Russia—12.50%
Gazprom OAO ADR	840,927	19,618,827
Lukoil OAO ADR	86,388	4,898,200
Mobile Telesystems OJSC ADR	198,200	11,000,100
Novolipetsk Steel OJSC GDR*(1)	91,459	3,169,054
Novolipetsk Steel OJSC GDR*(2)	68,711	2,380,836
Sberbank of Russian Federation	7,545,205	22,107,451
Vimpel-Communications ADR	13,500	248,535

Total Russia common stocks		63,423,003

South Africa—4.16%
Naspers Ltd., Class N	333,517	14,492,278
Truworths International Ltd.	922,809	6,626,107

Total South Africa common stocks		21,118,385

South Korea—10.12%
GS Engineering & Construction Corp.	118,628	10,222,485
KT&G Corp.	177,769	9,835,467
Samsung Electronics Co., Ltd.	27,449	19,844,697
Shinhan Financial Group Co., Ltd.	291,380	11,447,117

Total South Korea common stocks		51,349,766

Taiwan—7.17%
Chunghwa Telecom Co., Ltd.	5,523,881	10,801,468
HON HAI Precision Industry Co., Ltd.	4,581,988	19,838,256
Taiwan Semiconductor Manufacturing Co., Ltd.	2,956,000	5,724,353

Total Taiwan common stocks		36,364,077

Thailand—2.14%
Bank of Ayudhya PCL	41,700	27,340
Bank of Ayudhya PCL NVDR	8,130,000	5,330,323
Kasikornbank PCL	1,721,300	5,483,034

Total Thailand common stocks		10,840,697

Turkey—2.16%
Turkiye Garanti Bankasi AS	2,343,401	10,962,377

Total common stocks (cost $360,769,034)		493,512,939

	Face amount
Bond—0.00%
Corporate bond—0.00%
Brazil—0.00%
Vale SA,
0.00%, due 09/29/49(3),(4),(5),(6) (cost $0)	BRL 23,646	0

	Number of warrants
Warrants—1.14%
India—1.14%
ITC Ltd., strike @ USD 1.00, expires 01/24/17*(1) (cost $4,259,121)	988,978	5,794,646

	Shares
Short-term investment—0.65%
Investment company—0.65%
UBS Cash Management Prime Relationship Fund, 0.112%(7),(8) (cost $3,310,902)	3,310,902	3,310,902

Total investments—99.06% (cost $368,339,057)		502,618,487
Cash and other assets, less liabilities—0.94%		4,751,289

Net assets—100.00%		$507,369,776

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $368,339,057; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$139,905,686
Gross unrealized depreciation	(5,626,256)

Net unrealized appreciation of investments	$134,279,430

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $8,963,700 or 1.77% of net assets.
(2)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of this security amounted to $2,380,836 or 0.47% of net assets.
(3)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $0 or 0.00% of net assets.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2010, the value of these securities amounted to $0 or 0.00% of net assets.
(5)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Investment in affiliated investment company. See notes to financial statements for additional information.
(8)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
GDR	Global depositary receipt
NVDR	Non voting depository receipt
OJSC	Open joint stock company

Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
BRL	Brazilian Real
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)(1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$471,405,488	$22,107,451	$—	$493,512,939
Corporate bond	—	—	0	0
Warrants	—	5,794,646	—	5,794,646
Short-term investment	—	3,310,902	—	3,310,902

Total	$471,405,488	$31,212,999	$0	$502,618,487

(1)	A significant portion of the total amount reflected in Level 1, $308,240,513, represents transfers out of Level 2 related to the Fund’s fair valuation policy.

Measurements using unobservable inputs (Level 3)

	Corporate bond	Total
Assets
Beginning balance	$0	$0
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$0	$0

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Auto components	2.32%
Automobiles	2.69
Beverages	2.46
Building products	2.22
Capital markets	2.78
Chemicals	2.61
Commercial banks	9.49
Communications equipment	0.99
Computers & peripherals	1.09
Construction & engineering	0.89
Diversified telecommunication services	1.96
Electric utilities	0.67
Electrical equipment	1.44
Electronic equipment, instruments & components	0.39
Energy equipment & services	4.20
Food & staples retailing	0.50
Food products	2.63
Health care equipment & supplies	0.59
Hotels, restaurants & leisure	0.67
Household durables	1.48
Household products	1.23
Industrial conglomerates	1.60
Insurance	3.47
Internet & catalog retail	0.91
Internet software & services	2.55
Machinery	7.82
Media	1.30
Metals & mining	10.04
Multiline retail	0.75
Office electronics	1.52
Oil, gas & consumable fuels	5.91
Pharmaceuticals	4.54
Real estate management & development	1.91
Semiconductors & semiconductor equipment	4.45
Software	1.09
Specialty retail	1.82
Textiles, apparel & luxury goods	1.58
Trading companies & distributors	1.84
Wireless telecommunication services	1.14

Total common stocks	97.54
Short-term investment	1.99
Investment of cash collateral from securities loaned	0.55

Total investments	100.08
Liabilities, in excess of cash and other assets	(0.08)

Net assets	100.00%

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—97.54%
Australia—7.27%
AMP Ltd.	892,179	$5,125,113
BHP Billiton Ltd.	346,405	13,856,326
Incitec Pivot Ltd.	2,443,790	7,781,627
MacArthur Coal Ltd.	303,415	3,911,924
National Australia Bank Ltd.	189,660	4,789,622

Total Australia common stocks		35,464,612

Belgium—0.93%
Anheuser-Busch InBev NV	90,154	4,541,282

Brazil—1.68%
Lojas Renner SA	160,000	3,670,819
MRV Engenharia e Participacoes SA	320,000	2,233,081
NET Servicos de Comunicacao SA*	176,700	2,288,265

Total Brazil common stocks		8,192,165

Canada—2.25%
Potash Corp. of Saskatchewan, Inc.	41,300	4,929,155
Research In Motion Ltd.*	65,400	4,836,330
Teck Resources Ltd., Class B*	28,200	1,228,622

Total Canada common stocks		10,994,107

China—6.24%
Baidu, Inc.*	8,800	5,253,600
Belle International Holdings Ltd.	2,888,000	3,883,275
China Coal Energy Co.	2,519,000	3,932,161
China Life Insurance Co., Ltd., H Shares	905,000	4,336,027
Shangri-La Asia Ltd.	1,656,000	3,250,467
Sino Land Co., Ltd.	1,324,000	2,595,393
Sun Hung Kai Properties Ltd.	173,000	2,602,492
Tencent Holdings Ltd.	229,200	4,599,203

Total China common stocks		30,452,618

Czech Republic—0.62%
New World Resources NV, Class A	257,406	3,029,208

Denmark—2.53%
FLSmidth & Co. A/S	62,505	4,336,498
Novo Nordisk A/S, Class B	103,115	8,001,431

Total Denmark common stocks		12,337,929

France—7.74%
Alstom SA	40,150	2,503,734
AXA SA	168,729	3,753,411
BNP Paribas	41,780	3,208,619
Cie de Saint-Gobain	51,846	2,492,919
Compagnie Generale des Etablissements Michelin, Class B	57,563	4,241,902
Nexans SA	53,316	4,544,630
Sanofi-Aventis SA	44,152	3,291,195
Silicon-On-Insulator Technologies NPV*	269,097	4,147,031
Total SA ADR	26,600	1,543,332
Vallourec SA	39,794	8,024,542

Total France common stocks		37,751,315

Germany—3.59%
Daimler AG	155,354	7,313,586
E.ON AG	88,231	3,257,490
GEA Group AG	186,791	4,329,284
United Internet AG*	171,802	2,605,858

Total Germany common stocks		17,506,218

Hungary—1.05%
OTP Bank Nyrt.*	146,356	5,118,635

India—2.08%
ICICI Bank Ltd. ADR	122,000	5,209,400
Tata Motors Ltd. ADR	268,800	4,962,048

Total India common stocks		10,171,448

Italy—1.69%
Intesa Sanpaolo SpA*	463,632	1,726,759
Saipem SpA	168,978	6,538,793

Total Italy common stocks		8,265,552

Japan—18.88%
Advantest Corp.	203,500	5,089,133
Asahi Glass Co., Ltd.	741,000	8,346,058
Canon, Inc.	160,400	7,428,944
Fanuc Ltd.	77,300	8,202,118
Ibiden Co., Ltd.	55,900	1,925,318
JTEKT Corp.	159,200	1,879,953
Komatsu Ltd.	258,200	5,413,114
Mitsubishi Corp.	342,900	8,986,041
Mitsui Fudosan Co., Ltd.	243,000	4,124,944
Nomura Holdings, Inc.	943,200	6,951,169
Rakuten, Inc.	6,159	4,453,400
Sony Corp.	130,600	5,001,048
Sumco Corp.*	233,300	4,960,963
THK Co., Ltd.	243,500	5,313,296
Toshiba Corp.*	1,025,000	5,295,486
Toyoda Gosei Co., Ltd.	105,500	2,957,701
Toyota Motor Corp.	144,400	5,784,341

Total Japan common stocks		92,113,027

Luxembourg—0.62%
ArcelorMittal	69,413	3,046,024

Netherlands—4.67%
ASML Holding NV	97,462	3,483,117
Heineken NV	144,685	7,435,685
Koninklijke Philips Electronics NV(1)	243,900	7,809,678
STMicroelectronics NV	409,471	4,042,810

Total Netherlands common stocks		22,771,290

Norway—2.48%
Seadrill Ltd.	172,050	4,009,443
Subsea 7, Inc.*	400,600	8,115,534

Total Norway common stocks		12,124,977

Russia—2.49%
Evraz Group SA GDR* (2)	31,705	1,259,640
Gazprom OAO ADR	93,640	2,184,621
Mechel AOA ADR	62,500	1,776,250
Vimpel-Communications ADR	243,100	4,475,471
X5 Retail Group NV*	70,000	2,436,000

Total Russia common stocks		12,131,982

Singapore—0.53%
Golden Agri-Resources Ltd.*	6,280,000	2,603,667

South Africa—0.52%
Aspen Pharmacare Holdings Ltd.*	231,687	2,530,386

South Korea—0.98%
KB Financial Group, Inc. ADR	99,800	4,786,408

Spain—3.89%
Banco Santander SA	364,033	4,838,143
Gestevision Telecinco SA	257,634	4,043,450
Inditex SA	76,159	5,020,285
Telefonica SA	214,769	5,087,964

Total Spain common stocks		18,989,842

Sweden—0.84%
Autoliv, Inc.*	79,300	4,086,329

Switzerland—9.84%
Credit Suisse Group AG	85,573	4,410,938
GAM Holding Ltd.	182,126	2,236,847
Nestle SA	200,497	10,268,245
Nobel Biocare Holding AG	108,462	2,900,824
Novartis AG	97,921	5,288,886
Roche Holding AG	18,806	3,049,911
Swatch Group AG	129,399	7,694,724
Xstrata PLC*	449,134	8,509,287
Zurich Financial Services AG	14,380	3,686,375

Total Switzerland common stocks		48,046,037

United Kingdom—14.13%
Anglo American PLC*	84,843	3,700,253
Antofagasta PLC	124,033	1,957,489
Autonomy Corp. PLC*	192,185	5,316,611
BG Group PLC	441,541	7,641,789
BP PLC	948,975	8,977,394
HSBC Holdings PLC	829,738	8,410,971
John Wood Group PLC	331,896	1,830,272
Reckitt Benckiser Group PLC	108,967	5,980,978
Rio Tinto PLC	114,719	6,798,061
Standard Chartered PLC	302,542	8,252,457
Tullow Oil PLC	237,724	4,509,327
Vodafone Group PLC	2,413,796	5,567,662

Total United Kingdom common stocks		68,943,264

Total common stocks (cost $404,774,083)		475,998,322

Short-term investment—1.99%
Investment company – 1.99%
UBS Cash Management Prime Relationship Fund, 0.112%(3),(4) (cost $9,712,950)	9,712,950	9,712,950

Investment of cash collateral from securities loaned—0.55%
UBS Private Money Market Fund LLC, 0.030%(3),(4) (cost $2,669,027)	2,669,027	2,669,027

Total investments—100.08% (cost $417,156,060)		488,380,299
Liabilities, in excess of cash and other assets—(0.08)%		(414,323)

Net assets—100.00%		$487,965,976

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $417,156,060; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$77,976,617
Gross unrealized depreciation	(6,752,378)

Net unrealized appreciation of investments	$71,224,239

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2010.
(2)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of this security amounted to $1,259,640 or 0.26% of net assets.

(3)	Investment in affiliated investment company. See notes to financial statements for additional information.
(4)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
GDR	Global depositary receipt

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)(1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$471,036,274	$4,962,048	$—	$475,998,322
Short-term investment	—	9,712,950	—	9,712,950
Investment of cash collateral from securities loaned	—	2,669,027	—	2,669,027

Total	$471,036,274	$17,344,025	$—	$488,380,299

(1)	A significant portion of the total amount reflected in Level 1, $377,268,061, represents transfers out of Level 2 related to the Fund’s fair valuation policy.

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	0.75%
Airlines	2.16
Automobiles	2.50
Beverages	1.29
Capital markets	2.75
Chemicals	2.78
Commercial banks	13.11
Construction materials	2.96
Consumer finance	1.62
Diversified financial services	1.58
Diversified telecommunication services	1.75
Electric utilities	3.16
Energy equipment & services	0.93
Food & staples retailing	5.30
Food products	1.38
Health care equipment & supplies	1.93
Hotels, restaurants & leisure	1.07
Household products	1.11
Industrial conglomerates	0.72
Insurance	3.28
Machinery	2.12
Marine	1.89
Media	1.15
Metals & mining	4.86
Office electronics	3.17
Oil, gas & consumable fuels	8.78
Pharmaceuticals	5.99
Professional services	1.18
Real estate investment trust (REIT)	0.55
Real estate management & development	1.28
Semiconductors & semiconductor equipment	1.38
Software	2.17
Tobacco	3.08
Trading companies & distributors	3.91
Wireless telecommunication services	4.33

Total common stocks	97.97
Right	0.00 (1)
Short-term investment	0.25

Total investments	98.22
Cash and other assets, less liabilities	1.78

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS International Equity Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—97.97%
Australia—4.89%
National Australia Bank Ltd.	24,597	$621,166
Orica Ltd.	29,072	714,702
Qantas Airways Ltd.*	289,957	755,664
QBE Insurance Group Ltd.	19,187	366,753

Total Australia common stocks		2,458,285

Belgium—3.52%
Anheuser-Busch InBev NV	12,904	650,007
Delhaize Group SA	7,236	581,511
KBC Groep NV*	11,173	541,081

Total Belgium common stocks		1,772,599

Canada—6.67%
Cenovus Energy, Inc.	19,300	504,139
EnCana Corp.	13,000	404,470
Teck Resources Ltd., Class B*	17,200	749,372
Toronto-Dominion Bank	12,200	909,309
TransCanada Corp.	21,500	787,900

Total Canada common stocks		3,355,190

China—2.77%
Jardine Matheson Holdings Ltd.	10,800	359,640
New World Development Ltd.	329,000	644,080
Pacific Basin Shipping Ltd.	489,000	389,223

Total China common stocks		1,392,943

Finland—1.29%
Sampo Oyj, Class A	24,454	648,686

France—5.33%
BNP Paribas	12,481	958,515
Carrefour SA	15,474	745,815
Total SA	16,856	978,507

Total France common stocks		2,682,837

Germany—8.94%
Bayer AG	10,886	736,335
E.ON AG	25,027	923,997
HeidelbergCement AG	12,824	715,346
MAN SE	4,578	383,239
Metro AG	14,512	860,860
SAP AG	10,314	499,552
Volkswagen AG, Preference shares	4,103	376,283

Total Germany common stocks		4,495,612

Guernsey—0.12%
Resolution Ltd.*	48,403	60,194

Ireland—1.54%
CRH PLC	17,740	443,030
Ryanair Holdings PLC ADR*	12,200	331,474

Total Ireland common stocks		774,504

Japan—21.10%
Canon, Inc.	17,200	796,620
Chuo Mitsui Trust Holdings, Inc.	126,000	473,056
ITOCHU Corp.	52,000	455,535
Japan Tobacco, Inc.	257	956,637
Kao Corp.	22,000	557,707
KDDI Corp.	103	533,233
Mitsubishi Corp.	43,400	1,137,341

Mitsui OSK Lines Ltd.	78,000	559,824
Nissan Motor Co., Ltd.*	102,800	880,766
Nomura Holdings, Inc.	53,300	392,809
ORIX Corp.	9,170	813,128
Ricoh Co., Ltd.	51,000	796,449
Shin-Etsu Chemical Co., Ltd.	11,800	685,357
Sumitomo Mitsui Financial Group, Inc.	27,000	892,395
THK Co., Ltd.	31,200	680,800

Total Japan common stocks		10,611,657

Luxembourg—0.84%
ArcelorMittal	9,651	423,511

Netherlands—6.02%
ASML Holding NV	19,414	693,821
ING Groep NV CVA*	79,626	794,986
James Hardie Industries NV CDI*	49,605	330,476
Royal Dutch Shell PLC, Class A	41,700	1,206,138

Total Netherlands common stocks		3,025,421

Norway—2.67%
Petroleum Geo-Services ASA*	35,600	466,325
Telenor ASA*	64,800	878,799

Total Norway common stocks		1,345,124

Singapore—1.97%
DBS Group Holdings Ltd.	50,000	511,098
Olam International Ltd.	258,000	477,658

Total Singapore common stocks		988,756

Spain—1.40%
Banco Bilbao Vizcaya Argentaria SA	51,422	703,560

Switzerland—6.91%
Credit Suisse Group AG	11,154	574,943
Nobel Biocare Holding AG	21,519	575,527
Roche Holding AG	8,212	1,331,802
SGS SA	432	595,721
Synthes, Inc.	3,181	397,021

Total Switzerland common stocks		3,475,014

United Kingdom—21.99%
Associated British Foods PLC	46,909	696,539
Barclays PLC	179,520	981,535
British Land Co. PLC, REIT	37,904	276,725
British Sky Broadcasting Group PLC	63,463	579,757
Carnival PLC	13,166	540,443
Cobham PLC	96,217	375,244
GlaxoSmithKline PLC	49,158	944,028
Imperial Tobacco Group PLC	19,411	592,070
Man Group PLC	112,888	413,708
Prudential PLC	69,293	575,708
Rio Tinto PLC	21,445	1,270,796
Sage Group PLC	163,352	592,697
Scottish & Southern Energy PLC	39,905	666,720
Tullow Oil PLC	28,083	532,699
Vodafone Group PLC	712,701	1,643,916
Wolseley PLC*	15,493	374,289

Total United Kingdom common stocks		11,056,874

Total common stocks (cost $42,827,809)		49,270,767

Security description	Number of rights
Rights—0.00%(1)
Germany—0.00%(1)
Volkswagen AG, expires 4/13/2010* (cost $0)	1,670	1,038

	Shares
Short-term investment—0.25%
Investment company—0.25%
UBS Cash Management Prime Relationship Fund, 0.112%(2),(3) (cost $125,979)	125,979	125,979

Total investments—98.22% (cost $42,953,788)		49,397,784
Cash and other assets, less liabilities—1.78%		895,646

Net assets–100.00%		$50,293,430

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $42,953,788; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,071,062
Gross unrealized depreciation	(1,627,066)

Net unrealized appreciation of investments	$6,443,996

*	Non-income producing security.
(1)	Amount represents less than 0.005%.
(2)	Investment in affiliated investment company. See notes to financial statements for additional information.
(3)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate

Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real estate investment trust

Forward foreign currency contracts

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Euro	420,000	GBP	382,851	06/04/10	$13,512
Euro	2,395,000	USD	3,247,588	06/04/10	12,781
Great Britain Pound	1,950,000	USD	3,011,239	06/04/10	53,089
Great Britain Pound	255,000	USD	382,918	06/04/10	(3,917)
Hong Kong Dollar	1,655,000	USD	213,288	06/04/10	35
Japanese Yen	45,200,000	USD	485,713	06/04/10	2,082
Norwegian Krone	6,180,000	USD	1,038,411	06/04/10	1,585
Swiss Franc	260,000	USD	240,901	06/04/10	(5,801)
United States Dollar	924,378	AUD	1,050,000	06/04/10	32,540
United States Dollar	989,443	CAD	1,045,000	06/04/10	39,455
United States Dollar	244,861	CHF	260,000	06/04/10	1,842
United States Dollar	394,721	DKK	2,170,000	06/04/10	(1,213)
United States Dollar	189,449	EUR	140,000	06/04/10	(358)
United States Dollar	2,688,797	SEK	19,440,000	06/04/10	3,873
United States Dollar	662,730	SGD	935,000	06/04/10	5,485

Net unrealized appreciation on forward foreign currency contracts					$154,990

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)(1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$49,270,767	$—	$—	$49,270,767
Rights	1,038	—	—	1,038
Short-term investment	—	125,979	—	125,979
Other financial instrument(2)	—	154,990	—	154,990

Total	$49,271,805	$280,969	$—	$49,552,774

(1)	A significant portion of the total amount reflected in Level 1, $42,248,753, represents transfers out of Level 2 related to the Fund’s fair valuation policy.
(2)	Other financial instrument includes forward foreign currency contracts.

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	2.32%
Air freight & logistics	1.19
Auto components	1.02
Capital markets	4.53
Chemicals	1.49
Commercial banks	5.44
Commercial services & supplies	1.93
Communications equipment	1.64
Construction & engineering	1.44
Containers & packaging	1.63
Distributors	1.46
Diversified consumer services	2.90
Diversified telecommunication services	1.13
Electrical equipment	4.95
Electronic equipment, instruments & components	0.30
Energy equipment & services	3.44
Food products	1.82
Gas utilities	2.27
Health care equipment & supplies	4.59
Health care providers & services	5.44
Health care technology	1.08
Hotels, restaurants & leisure	3.17
Insurance	3.80
Internet & catalog retail	0.95
Internet software & services	3.83
IT services	0.68
Life sciences tools & services	1.51
Machinery	3.13
Media	1.12
Metals & mining	0.95
Office electronics	0.91
Oil, gas & consumable fuels	2.44
Personal products	1.27
Road & rail	2.92
Semiconductors & semiconductor equipment	1.02
Software	7.81
Specialty retail	6.12
Textiles, apparel & luxury goods	1.87
Trading companies & distributors	2.41

Total common stocks	97.92%
Short-term investment	1.51
Investment of cash collateral from securities loaned	4.05

Total investments	103.48%
Liabilities, in excess of cash and other assets	(3.48)

Net assets	100.00%

UBS Small-Cap Equity Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks– 97.92%
Aerospace & defense—2.32%
Aerovironment, Inc.*	39,500	$1,031,345
BE Aerospace, Inc.*	77,800	2,369,010

		3,400,355

Air freight & logistics—1.19%
Hub Group, Inc., Class A*	62,000	1,734,760

Auto components—1.02%
Tenneco, Inc.*	62,900	1,487,585

Capital markets—4.53%
Apollo Investment Corp.	180,565	2,298,592
Lazard Ltd., Class A	27,100	967,470
Och-Ziff Capital Management Group LLC, Class A	120,900	1,934,400
PennantPark Investment Corp.	137,600	1,425,536

		6,625,998

Chemicals—1.49%
Cytec Industries, Inc.	46,700	2,182,758

Commercial banks—5.44%
Bank of Hawaii Corp.	32,000	1,438,400
City National Corp.	40,700	2,196,579
Cullen/Frost Bankers, Inc.	21,900	1,222,020
Webster Financial Corp.	80,500	1,407,945
Wilmington Trust Corp.	44,800	742,336
Zions Bancorp.(1)	43,900	957,898

		7,965,178

Commercial services & supplies—1.93%
InnerWorkings, Inc.*	258,000	1,341,600
Interface, Inc., Class A	127,400	1,475,292

		2,816,892

Communications equipment—1.64%
F5 Networks, Inc.*	25,400	1,562,354
Polycom, Inc.*	27,200	831,776

		2,394,130

Construction & engineering—1.44%
MasTec, Inc.*	167,400	2,110,914

Containers & packaging—1.63%
Aptargroup, Inc.	60,700	2,388,545

Distributors—1.46%
LKQ Corp.*	105,200	2,135,560

Diversified consumer services—2.90%
Coinstar, Inc.*, (1)	85,500	2,778,750
Weight Watchers International, Inc.	57,600	1,470,528

		4,249,278

Diversified telecommunication services—1.13%
Cbeyond, Inc.*	120,300	1,645,704

Electrical equipment—4.95%
AO Smith Corp.	53,600	2,817,752
Baldor Electric Co.	58,100	2,172,940
Regal-Beloit Corp.	37,800	2,245,698

		7,236,390

Electronic equipment, instruments & components—0.30%
Rofin-Sinar Technologies, Inc.*	19,308	436,747

Energy equipment & services—3.44%
Dawson Geophysical Co.*	36,400	1,064,336

Energy equipment & services—(concluded)
Gulfmark Offshore, Inc., Class A*	59,700	1,585,035
Tetra Technologies, Inc.*	194,600	2,378,012

		5,027,383
Food products—1.82%
Fresh Del Monte Produce,
Inc.*	38,600	781,650
Hain Celestial Group, Inc.*	108,700	1,885,945

		2,667,595

Gas utilities—2.27%
AGL Resources, Inc	55,300	2,137,345
EQT Corp	28,700	1,176,700

		3,314,045

Health care equipment & supplies—4.59%
AngioDynamics, Inc.*	89,817	1,402,942
Cooper Cos., Inc	31,900	1,240,272
Greatbatch, Inc.*	103,300	2,188,927
Integra LifeSciences Holdings Corp.*	42,900	1,880,307

		6,712,448

Health care providers & services—5.44%
Henry Schein, Inc.*	22,800	1,342,920
Owens & Minor, Inc.	39,300	1,823,127
Patterson Cos., Inc.	66,300	2,058,615
PSS World Medical, Inc.*	116,200	2,731,862

		7,956,524

Health care technology—1.08%
Phase Forward, Inc.*	120,900	1,580,163

Hotels, restaurants & leisure—3.17%
Life Time Fitness, Inc.* (1)	65,800	1,848,980
McCormick & Schmick’s
Seafood Restaurants, Inc.*	30,569	307,830
O’Charleys, Inc.*	110,900	991,446
WMS Industries, Inc.*	35,400	1,484,676

		4,632,932

Insurance—3.80%
SeaBright Insurance
Holdings, Inc.	154,000	1,695,540
Tower Group, Inc.	65,800	1,458,786
Validus Holdings Ltd.	87,100	2,397,863

		5,552,189

Internet & catalog retail—0.95%
PetMed Express, Inc.(1)	62,600	1,387,842

Internet software & services—3.83%
Art Technology Group, Inc.*	432,525	1,907,435
Digital River, Inc.*	67,800	2,054,340
ValueClick, Inc.*	161,100	1,633,554

		5,595,329

IT services—0.68%
RightNow Technologies, Inc.*	55,800	996,588

Life sciences tools & services—1.51%
Bio-Rad Laboratories, Inc., Class A*	21,400	2,215,328

Machinery—3.13%
ESCO Technologies, Inc.	84,700	2,694,307
Pall Corp	46,700	1,890,883

		4,585,190

Media—1.12%
Cinemark Holdings, Inc	89,300	1,637,762

Metals & mining—0.95%
Brush Engineered Materials, Inc.*	61,300	1,383,541

Office electronics—0.91%
Zebra Technologies Corp., Class A*	45,200	1,337,920

Oil, gas & consumable fuels—2.44%
Alpha Natural Resources, Inc.*	43,700	2,180,193
Comstock Resources, Inc.*	43,500	1,383,300

		3,563,493

Personal products—1.27%
Prestige Brands Holdings, Inc.*	206,661	1,859,949

Road & rail—2.92%
Kansas City Southern*	65,100	2,354,667
Knight Transportation, Inc.	91,200	1,923,408

		4,278,075

Semiconductors & semiconductor equipment—1.02%
ON Semiconductor Corp.*	187,100	1,496,800

Software—7.81%
ANSYS, Inc.*	24,600	1,061,244

Cadence Design Systems, Inc.*	216,200	1,439,892

Factset Research Systems, Inc.	11,300	829,081
NICE Systems Ltd. ADR*	44,300	1,406,525
Nuance Communications, Inc.*	109,800	1,827,072
Quest Software, Inc.*	72,400	1,287,996
Solera Holdings, Inc.	32,200	1,244,530
SS&C Technologies Holdings, Inc.*	47,800	720,824
Websense, Inc.*	70,800	1,612,116

		11,429,280

Specialty retail—6.12%
Children’s Place Retail Stores, Inc.*	57,800	2,574,990
Hibbett Sports, Inc.*	64,000	1,637,120
PetSmart, Inc.	87,300	2,790,108
Vitamin Shoppe, Inc.*	87,100	1,955,395

		8,957,613

Textiles, apparel & luxury goods—1.87%
Movado Group, Inc.*	69,468	783,599
True Religion Apparel, Inc.*	64,400	1,955,184

		2,738,783

Trading companies & distributors—2.41%
Beacon Roofing Supply, Inc.*	94,200	1,802,046
Interline Brands, Inc.*	89,700	1,716,858

		3,518,904

Total common stocks (cost $113,262,832)		143,236,470

Short-term investment—1.51%
Investment company—1.51%
UBS Cash Management Prime Relationship Fund, 0.112%(2), (3) (cost $2,213,903)	2,213,903	2,213,903

Investment of cash collateral from securities loaned—4.05%
UBS Private Money Market Fund LLC, 0.030% (2), (3) (cost $5,931,834)	5,931,834	$5,931,834

Total investments—103.48% (cost $121,408,569)		151,382,207
Liabilities, in excess of cash and other assets—(3.48)%		(5,088,054)

Net assets—100.00%		$146,294,153

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $121,408,569; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$32,724,169
Gross unrealized depreciation	(2,750,531)

Net unrealized appreciation of investments	$29,973,638

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2010.
(2)	Investment in affiliated investment company. See notes to financial statements for additional information.
(3)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$143,236,470	$—	$—	$143,236,470
Short-term investment	—	2,213,903	—	2,213,903
Investment of cash collateral from securities loaned	—	5,931,834	—	5,931,834

Total	$143,236,470	$8,145,737	$—	$151,382,207

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	3.99%
Air freight & logistics	1.88
Airlines	1.99
Auto components	1.84
Beverages	2.83
Biotechnology	2.10
Capital markets	1.83
Chemicals	1.12
Commercial banks	3.14
Communications equipment	1.19
Computers & peripherals	5.76
Containers & packaging	1.28
Diversified consumer services	1.12
Diversified financial services	5.93
Diversified telecommunication services	2.28
Electric utilities	6.79
Electronic equipment, instruments & components	0.71
Energy equipment & services	3.26
Food & staples retailing	3.05
Health care equipment & supplies	6.92
Health care providers & services	2.37
Hotels, restaurants & leisure	1.61
Household durables	1.87
Household products	2.75
Independent power producers & energy traders	0.23
Insurance	4.65
Machinery	6.90
Media	7.85
Multi-utilities	0.87
Oil, gas & consumable fuels	10.13
Personal products	1.59
Pharmaceuticals	6.94
Road & rail	1.27
Semiconductors & semiconductor equipment	4.83
Software	7.72
Specialty retail	2.78

Total common stocks	123.37
Short-term investment	0.81

Total investments before investments sold short	124.18
Investments sold short
Common stocks
Aerospace & defense	(0.77)
Automobiles	(0.71)
Capital markets	(0.53)
Computers & peripherals	(0.67)
Diversified telecommunication services	(0.70)
Electronic equipment, instruments & components	(1.36)
Energy equipment & services	(0.52)
Food products	(1.90)
Health care equipment & supplies	(0.91)
Health care providers & services	(1.53)
Household durables	(0.85)
Insurance	(0.70)
Internet & catalog retail	(0.81)
Internet software & services	(0.76)

Machinery	(1.51)
Media	(0.62)
Multiline retail	(0.77)
Multi-utilities	(1.73)
Oil, gas & consumable fuels	(0.69)
Pharmaceuticals	(0.78)
Semiconductors & semiconductor equipment	(0.59)
Software	(0.72)
Specialty retail	(1.97)
Thrifts & mortgage finance	(0.57)
Trading companies & distributors	(0.61)
Water utilities	(1.06)

Total investments sold short	(24.34)
Total investments, net of investments sold short	99.84
Cash and other assets, less liabilities	0.16

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—123.37%
Aerospace & defense—3.99%
General Dynamics Corp.(1)	92,500	$7,141,000
Raytheon Co.(1)	79,900	4,563,888

		11,704,888

Air freight & logistics—1.88%
FedEx Corp.(1)	59,100	5,519,940

Airlines—1.99%
Southwest Airlines Co.(1)	442,600	5,851,172

Auto components—1.84%
BorgWarner, Inc.*(1)	141,500	5,402,470

Beverages—2.83%
PepsiCo, Inc.(1)	125,700	8,316,312

Biotechnology—2.10%
Amgen, Inc.*(1)	77,100	4,607,496
Genzyme Corp.*(1)	29,900	1,549,717

		6,157,213

Capital markets—1.83%
Bank of New York Mellon Corp.(1)	173,695	5,363,702

Chemicals—1.12%
Monsanto Co.(1)	46,100	3,292,462

Commercial banks—3.14%
Wells Fargo & Co.(1)	295,800	9,205,296

Communications equipment—1.19%
QUALCOMM, Inc.(1)	83,500	3,506,165

Computers & peripherals—5.76%
Apple, Inc.*(1)	31,500	7,400,295
Hewlett-Packard Co.(1)	124,600	6,622,490
Seagate Technology*(1)	157,700	2,879,602

		16,902,387

Containers & packaging—1.28%
Ball Corp.(1)	70,100	3,741,938

Diversified consumer services—1.12%
Apollo Group, Inc., Class A*(1)	36,100	2,212,569
H&R Block, Inc	60,300	1,073,340

		3,285,909

Diversified financial services—5.93%
Bank of America Corp.(1)	390,200	6,965,070
JPMorgan Chase & Co.(1)	232,900	10,422,275

		17,387,345

Diversified telecommunication services—2.28%
AT&T, Inc.(1)	259,100	6,695,144

Electric utilities—6.79%
American Electric Power Co., Inc.(1)	159,000	5,434,620
Exelon Corp.(1)	156,100	6,838,741
FirstEnergy Corp.(1)	108,000	4,221,720
Pepco Holdings, Inc.(1)	200,700	3,442,005

		19,937,086

Electronic equipment, instruments & components—0.71%
Arrow Electronics, Inc.*(1)	69,600	2,097,048

Energy equipment & services—3.26%
Baker Hughes, Inc.(1)	137,400	6,435,816

Energy equipment & services—(concluded)
Noble Corp.*(1)	74,800	3,128,136

		9,563,952

Food & staples retailing—3.05%
Kroger Co.(1)	279,400	6,051,804
Sysco Corp.(1)	97,800	2,885,100

		8,936,904

Health care equipment & supplies—6.92%
Boston Scientific Corp.*	293,200	2,116,904
Covidien PLC(1)	169,600	8,527,488
Medtronic, Inc.(1)	151,400	6,817,542
Zimmer Holdings, Inc.*(1)	47,900	2,835,680

		20,297,614

Health care providers & services—2.37%
Medco Health Solutions, Inc.*(1)	30,600	1,975,536
UnitedHealth Group, Inc.(1)	152,000	4,965,840

		6,941,376
Hotels, restaurants & leisure—1.61%
Carnival Corp.(1)	121,900	4,739,472

Household durables—1.87%
Fortune Brands, Inc.(1)	113,300	5,496,183

Household products—2.75%
Procter & Gamble Co.(1)	127,500	8,066,925

Independent power producers & energy traders—0.23%
Dynegy, Inc., Class A*(1)	545,900	687,834

Insurance—4.65%
ACE Ltd.(1)	55,500	2,902,650
Aflac, Inc.(1)	112,500	6,107,625
Principal Financial Group, Inc.(1)	158,300	4,623,943

		13,634,218

Machinery—6.90%
Dover Corp.(1)	75,500	3,529,625
Illinois Tool Works, Inc.(1)	117,800	5,579,008
PACCAR, Inc.(1)	150,500	6,522,670
Pall Corp.(1)	114,100	4,619,909

		20,251,212

Media—7.85%
Comcast Corp., Class A(1)	457,100	8,602,622
Interpublic Group of Cos., Inc.*(1)	409,100	3,403,712
Omnicom Group, Inc.(1)	124,400	4,827,964
Time Warner, Inc.(1)	198,600	6,210,222

		23,044,520

Multi-utilities—0.87%
MDU Resources Group, Inc.(1)	117,800	2,542,124

Oil, gas & consumable fuels—10.13%
EOG Resources, Inc.(1)	37,400	3,475,956
Exxon Mobil Corp.(1)	179,100	11,996,118
Hess Corp.(1)	63,100	3,946,905
Marathon Oil Corp.(1)	135,600	4,290,384
Peabody Energy Corp.(1)	55,800	2,550,060
Ultra Petroleum Corp.*(1)	74,600	3,478,598

		29,738,021

Personal products—1.59%
Avon Products, Inc.(1)	137,800	4,667,286

Pharmaceuticals—6.94%
Allergan, Inc.(1)	74,200	4,846,744
Johnson & Johnson	44,600	2,907,920
Merck & Co., Inc.(1)	166,500	6,218,775
Pfizer, Inc.(1)	373,200	6,400,380

		20,373,819

Road & rail—1.27%
Ryder System, Inc.(1)	96,300	3,732,588

Semiconductors & semiconductor equipment—4.83%
Applied Materials, Inc.(1)	265,200	3,574,896
Broadcom Corp., Class A(1)	103,800	3,444,084
Intersil Corp., Class A(1)	182,600	2,695,176
Marvell Technology Group Ltd.*(1)	97,100	$1,978,898
National Semiconductor Corp.(1)	170,800	2,468,060

		14,161,114

Software—7.72%
Autodesk, Inc.*(1)	171,100	5,033,762
Intuit, Inc.*(1)	81,500	2,798,710
Microsoft Corp.(1)	337,100	9,866,917
VMware, Inc., Class A*(1)	92,800	4,946,240

		22,645,629

Specialty retail—2.78%
Home Depot, Inc.(1)	67,800	2,193,330
Lowe’s Cos., Inc.(1)	245,700	5,955,768

		8,149,098

Total common stocks (cost $316,661,282)		362,036,366

Short-term investment—0.81%
Investment company—0.81%
UBS Cash Management Prime Relationship Fund, 0.112%(2),(3) (cost $2,384,051)	2,384,051	2,384,051

Total investments before investments sold short—124.18% (cost $319,045,333)		364,420,417

Investments sold short—(24.34)%

Common stocks—(24.34)%
Aerospace & defense—(0.77)%
Goodrich Corp.	(31,900)	(2,249,588)

Automobiles—(0.71)%
Ford Motor Co.	(165,900)	(2,085,363)

Capital markets—(0.53)%
Northern Trust Corp.	(28,100)	(1,552,806)

Computers & peripherals—(0.67)%
EMC Corp.	(56,000)	(1,010,240)
NetApp, Inc.	(29,200)	(950,752)

		(1,960,992)

Diversified telecommunication services—(0.70)%
Qwest Communications International, Inc.	(392,100)	(2,046,762)

Electronic equipment, instruments & components—(1.36)%
Avnet, Inc.	(66,800)	(2,004,000)
Corning, Inc.	(97,900)	(1,978,559)

		(3,982,559)

Energy equipment & services—(0.52)%
Halliburton Co.	(50,800)	(1,530,604)

Food products—(1.90)%
General Mills, Inc.	(27,300)	(1,932,567)
Kellogg Co.	(25,000)	(1,335,750)
Tyson Foods, Inc., Class A	(120,200)	(2,301,830)

		(5,570,147)

Health care equipment & supplies—(0.91)%
Beckman Coulter, Inc.	(19,100)	(1,199,480)
Intuitive Surgical, Inc.	(4,200)	(1,462,146)

		(2,661,626)

Health care providers & services—(1.53)%
Amedisys, Inc.	(44,300)	(2,446,246)
Genoptix, Inc.	(57,600)	(2,044,224)

		(4,490,470)

Household durables—(0.85)%
Stanley Black & Decker, Inc.	(43,700)	(2,508,817)

Insurance—(0.70)%
Travelers Cos., Inc.	(38,300)	(2,065,902)

Internet & catalog retail—(0.81)%
NetFlix, Inc.	(32,400)	(2,389,176)

Internet software & services—(0.76)%
Akamai Technologies, Inc.	(71,200)	(2,236,392)

Machinery—(1.51)%
Cummins, Inc.	(38,000)	(2,354,100)
Ingersoll-Rand PLC	(59,500)	(2,074,765)

		(4,428,865)

Media—(0.62)%
Lamar Advertising Co., Class A	(53,000)	(1,820,550)

Multiline retail—(0.77)%
Sears Holdings Corp.	(20,800)	(2,255,344)

Multi-utilities—(1.73)%
Consolidated Edison, Inc.	(46,800)	(2,084,472)
Integrys Energy Group, Inc.	(39,600)	(1,876,248)
NSTAR	(31,500)	(1,115,730)

		(5,076,450)

Oil, gas & consumable fuels—(0.69)%
Occidental Petroleum Corp.	(23,900)	(2,020,506)

Pharmaceuticals—(0.78)%
Eli Lilly & Co.	(63,300)	(2,292,726)

Semiconductors & semiconductor equipment—(0.59)%
Novellus Systems, Inc.	(69,600)	(1,740,000)

Software—(0.72)%
BMC Software, Inc.	(56,000)	(2,128,000)

Specialty retail—(1.97)%
Best Buy Co., Inc.	(45,900)	(1,952,586)
O’Reilly Automotive, Inc.	(38,200)	(1,593,322)
Sherwin-Williams Co.	(32,900)	(2,226,672)

		(5,772,580)

Thrifts & mortgage finance—(0.57)%
Hudson City Bancorp, Inc.	(118,200)	(1,673,712)

Trading companies & distributors—(0.61)%
WW Grainger, Inc.	(16,500)	(1,783,980)

Water utilities—(1.06)%
American Water Works Co., Inc.	(75,100)	(1,634,176)
Aqua America, Inc.	(84,400)	(1,482,908)

		(3,117,084)

Total investments sold short (proceeds $61,234,454)		(71,441,001)

Total investments, net of investments sold short—99.84%
		292,979,416
Cash and other assets,less liabilities—0.16%		472,629

Net assets—100.00%		$293,452,045

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $319,045,333; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$51,849,593
Gross unrealized depreciation	(6,474,509)

Net unrealized appreciation of investments	$45,375,084

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated investment company. See notes to financial statements for additional information.
(3)	The rate shown reflects the yield at March 31, 2010.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$362,036,366	$—	$—	$362,036,366
Common stocks sold short	(71,441,001)	—	—	(71,441,001)
Short-term investment	—	2,384,051	—	2,384,051

Total	$290,595,365	$2,384,051	$—	$292,979,416

UBS U.S. Large Cap Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	3.34%
Air freight & logistics	2.01
Airlines	0.97
Auto components	1.11
Beverages	2.07
Biotechnology	1.87
Capital markets	1.28
Chemicals	0.98
Commercial banks	2.65
Communications equipment	0.88
Computers & peripherals	5.49
Containers & packaging	1.17
Diversified consumer services	1.07
Diversified financial services	5.59
Diversified telecommunication services	1.98
Electric utilities	4.96
Energy equipment & services	2.22
Food & staples retailing	1.00
Health care equipment & supplies	4.71
Health care providers & services	1.14
Hotels, restaurants & leisure	1.56
Household durables	1.96
Household products	1.88
Independent power producers & energy traders	0.15
Insurance	4.00
Machinery	4.71
Media	7.05
Oil, gas & consumable fuels	9.92
Personal products	1.48
Pharmaceuticals	7.32
Road & rail	0.77
Semiconductors & semiconductor equipment	3.60
Software	6.76
Specialty retail	1.37

Total common stocks	99.02
Short-term investment	1.30

Total investments	100.32
Liabilities, in excess of cash and other assets	(0.32)

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks– 99.02%
Aerospace & defense—3.34%
General Dynamics Corp.	18,100	$1,397,320
Raytheon Co.	10,900	622,608

		2,019,928

Air freight & logistics—2.01%
FedEx Corp.	13,000	1,214,200

Airlines—0.97%
Southwest Airlines Co.	44,500	588,290

Auto components—1.11%
BorgWarner, Inc.*	17,600	671,968

Beverages—2.07%
PepsiCo, Inc.	18,900	1,250,424

Biotechnology—1.87%
Amgen, Inc.*	11,700	699,192
Genzyme Corp.*	8,300	430,189

		1,129,381

Capital markets—1.28%
Bank of New York Mellon Corp.	25,100	775,088

Chemicals—0.98%
Monsanto Co.	8,300	592,786

Commercial banks—2.65%
Wells Fargo & Co.	51,500	1,602,680

Communications equipment—0.88%
QUALCOMM, Inc.	12,700	533,273

Computers & peripherals—5.49%
Apple, Inc.*	6,500	1,527,045
Hewlett-Packard Co.	23,900	1,270,285
Seagate Technology*	28,700	524,062

		3,321,392

Containers & packaging—1.17%
Ball Corp.	13,200	704,616

Diversified consumer services—1.07%
Apollo Group, Inc., Class A*	6,900	422,901
H&R Block, Inc.	12,500	222,500

		645,401

Diversified financial services—5.59%
Bank of America Corp.	86,200	1,538,670
JPMorgan Chase & Co.	41,200	1,843,700

		3,382,370

Diversified telecommunication services—1.98%
AT&T, Inc.	46,400	1,198,976

Electric utilities—4.96%
American Electric Power Co., Inc.	30,500	1,042,490
Exelon Corp.	25,500	1,117,155
FirstEnergy Corp.	16,400	641,076
Pepco Holdings, Inc.	11,800	202,370

		3,003,091

Energy equipment & services—2.22%
Baker Hughes, Inc.	19,300	904,012
Noble Corp.*	10,500	439,110

		1,343,122

Food & staples retailing—1.00%
Kroger Co.	28,000	606,480

Health care equipment & supplies—4.71%
Boston Scientific Corp.*	43,300	312,626
Covidien PLC	30,000	1,508,400
Medtronic, Inc.	22,800	1,026,684

		2,847,710

Health care providers & services—1.14%
UnitedHealth Group, Inc.	21,100	689,337

Hotels, restaurants & leisure—1.56%
Carnival Corp.	24,300	944,784

Household durables—1.96%
Fortune Brands, Inc.	24,400	1,183,644

Household products—1.88%
Procter & Gamble Co.	18,000	1,138,860

Independent power producers & energy traders—0.15%
Dynegy, Inc., Class A*	69,900	88,074

Insurance—4.00%
ACE Ltd.	9,500	496,850
Aflac, Inc.	18,700	1,015,223
Principal Financial Group, Inc.	31,100	908,431

		2,420,504

Machinery—4.71%
Illinois Tool Works, Inc.	22,900	1,084,544
PACCAR, Inc.	25,650	1,111,671
Pall Corp.	16,100	651,889

		2,848,104

Media—7.05%
Comcast Corp., Class A	77,600	1,460,432
Interpublic Group of Cos., Inc.*	77,200	642,304
Omnicom Group, Inc.	17,500	679,175
Time Warner, Inc.	22,200	694,194
Viacom, Inc., Class B*	22,900	787,302

		4,263,407

Oil, gas & consumable fuels—9.92%
Chevron Corp.	16,100	1,220,863
EOG Resources, Inc.	4,800	446,112
Exxon Mobil Corp.	24,900	1,667,802
Hess Corp.	11,800	738,090
Marathon Oil Corp.	20,500	648,620
Peabody Energy Corp.	10,800	493,560
Ultra Petroleum Corp.*	16,800	783,384

		5,998,431

Personal products—1.48%
Avon Products, Inc.	26,500	897,555

Pharmaceuticals—7.32%
Allergan, Inc.	14,600	953,672
Johnson & Johnson	18,500	1,206,200
Merck & Co., Inc.	24,600	918,810
Pfizer, Inc.	78,700	1,349,705

		4,428,387

Road & rail—0.77%
Ryder System, Inc.	12,000	465,120

Semiconductors & semiconductor equipment—3.60%
Applied Materials, Inc.	28,600	385,528
Broadcom Corp., Class A	21,600	716,688
Intersil Corp., Class A	18,900	278,964
Marvell Technology Group Ltd.*	26,700	544,146
National Semiconductor Corp.	17,500	252,875

		2,178,201

Software—6.76%
Autodesk, Inc.*	27,300	803,166
Intuit, Inc.*	12,400	425,816
Microsoft Corp.	66,900	1,958,163
VMware, Inc., Class A*	16,900	900,770

		4,087,915

Specialty retail—1.37%
Lowe’s Cos., Inc	34,300	831,432

Total common stocks (cost $51,844,156)		59,894,931

Short-term investment—1.30%
Investment company—1.30%
UBS Cash Management Prime Relationship Fund, 0.112%(1),(2) (cost $786,483)	786,483	786,483

Total investments—100.32% (cost $52,630,639)		60,681,414
Liabilities, in excess of cash and other assets—(0.32)%		(192,141)

Net assets—100.00%		$60,489,273

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $52,630,639; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,810,555
Gross unrealized depreciation	(1,759,780)

Net unrealized appreciation of investments	$8,050,775

*	Non-income producing security.
(1)	Investment in affiliated investment company. See notes to financial statements for additional information.
(2)	The rate shown reflects the yield at March 31, 2010.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$59,894,931	$—	$—	$59,894,931
Short-term investment	—	786,483	—	786,483

Total	$59,894,931	$786,483	$—	$60,681,414

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	3.67%
Biotechnology	2.81
Capital markets	1.90
Chemicals	2.72
Communications equipment	7.35
Computers & peripherals	6.91
Diversified consumer services	0.96
Diversified financial services	6.97
Energy equipment & services	0.93
Food & staples retailing	1.61
Food products	2.22
Health care equipment & supplies	6.92
Health care providers & services	3.93
Hotels, restaurants & leisure	5.55
Household products	2.28
Internet & catalog retail	4.52
Internet software & services	4.33
IT services	7.92
Machinery	3.21
Media	2.64
Oil, gas & consumable fuels	3.41
Pharmaceuticals	4.58
Professional services	1.39
Road & rail	2.54
Software	4.31
Specialty retail	2.77
Wireless telecommunication services	0.78

Total common stocks	99.13
Short-term investment	0.90

Total investments	100.03
Liabilities, in excess of cash and other assets	(0.03)

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks– 99.13%
Aerospace & defense—3.67%
General Dynamics Corp.	18,800	$1,451,360
United Technologies Corp.	43,000	3,165,230

		4,616,590

Biotechnology—2.81%
Amgen, Inc.*	32,900	1,966,104
Talecris Biotherapeutics Holdings Corp.*	78,755	1,568,799

		3,534,903

Capital markets—1.90%
BlackRock, Inc.	11,000	2,395,360

Chemicals—2.72%
Praxair, Inc.	41,300	3,427,900

Communications equipment—7.35%
Cisco Systems, Inc.*	182,200	4,742,666
QUALCOMM, Inc.	107,200	4,501,328

		9,243,994

Computers & peripherals—6.91%
Apple, Inc.*	37,000	8,692,410

Diversified consumer services—0.96%
DeVry, Inc.	18,500	1,206,200

Diversified financial services—6.97%
CME Group, Inc.	8,700	2,750,157
IntercontinentalExchange, Inc.*	20,600	2,310,908
JPMorgan Chase & Co.	51,200	2,291,200
MSCI, Inc., Class A*	39,200	1,415,120

		8,767,385

Energy equipment & services—0.93%
Baker Hughes, Inc.	25,000	1,171,000

Food & staples retailing—1.61%
Wal-Mart Stores, Inc.	36,500	2,029,400

Food products—2.22%
Kellogg Co.	52,300	2,794,389

Health care equipment & supplies—6.92%
Alcon, Inc.	13,100	2,116,436
Covidien PLC	78,000	3,921,840
Zimmer Holdings, Inc.*	45,100	2,669,920

		8,708,196

Health care providers & services—3.93%
Express Scripts, Inc.*	31,800	3,235,968
Medco Health Solutions, Inc.*	26,400	1,704,384

		4,940,352

Hotels, restaurants & leisure—5.55%
International Game Technology	151,200	2,789,640
McDonald’s Corp.	62,900	4,196,688

		6,986,328

Household products—2.28%
Colgate-Palmolive Co.	22,500	1,918,350
Procter & Gamble Co.	15,000	949,050

		2,867,400

Internet & catalog retail—4.52%
Amazon.com, Inc.*	31,000	4,207,630
Priceline.com, Inc.*	5,800	1,479,000

		5,686,630

Internet software & services—4.33%
Google, Inc., Class A*	9,600	5,443,296

IT services—7.92%
MasterCard, Inc., Class A	19,751	5,016,754
Visa, Inc., Class A	54,405	4,952,487

		9,969,241

Machinery—3.21%
Illinois Tool Works, Inc.	43,400	2,055,424
Parker Hannifin Corp.	30,600	1,981,044

		4,036,468

Media—2.64%
Comcast Corp., Class A	55,100	1,036,982
Time Warner Cable, Inc.	42,800	2,281,668

		3,318,650

Oil, gas & consumable fuels—3.41%
EOG Resources, Inc.	14,900	1,384,806
Southwestern Energy Co.*	55,200	2,247,744
Suncor Energy, Inc.	20,300	660,562

		4,293,112

Pharmaceuticals—4.58%
Allergan, Inc.	69,600	4,546,272
Johnson & Johnson	18,600	1,212,720

		5,758,992

Professional services—1.39%
Verisk Analytics, Inc., Class A*	62,100	1,751,220

Road & rail—2.54%
Union Pacific Corp.	43,700	3,203,210

Software—4.31%
Adobe Systems, Inc.*	51,200	1,810,944
Oracle Corp.	103,800	2,666,622
Red Hat, Inc.*	32,500	951,275

		5,428,841

Specialty retail—2.77%
CarMax, Inc.*	30,000	753,600
Sherwin-Williams Co.	40,400	2,734,272

		3,487,872

Wireless telecommunication services—0.78%
American Tower Corp., Class A*	23,100	984,291

Total common stocks (cost $104,035,146)		124,743,630

Short-term investment—0.90%
Investment company—0.90%
UBS Cash Management Prime Relationship Fund, 0.112%(1),(2) (cost $1,135,406)	1,135,406	1,135,406

Total investments—100.03% (cost $105,170,552)		125,879,036
Liabilities, in excess of cash and other assets—(0.03)%		(33,311)

Net assets—100.00%		$125,845,725

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $105,170,552; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$21,222,894
Gross unrealized depreciation	(514,410)

Net unrealized appreciation of investments	$20,708,484

*	Non-income producing security.
(1)	Investment in affiliated investment company. See notes to financial statements for additional information.
(2)	The rate shown reflects the yield at March 31, 2010.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$124,743,630	$—	$—	$124,743,630
Short-term investment	—	1,135,406	—	1,135,406

Total	$124,743,630	$1,135,406	$—	$125,879,036

UBS Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Aerospace & defense	1.18%
Automobiles	0.51
Beverages	0.99
Biotechnology	0.45
Building products	0.44
Capital markets	5.61
Chemicals	0.84
Commercial banks	10.92
Commercial services & supplies	1.65
Communications equipment	0.48
Computers & peripherals	1.28
Construction materials	0.22
Consumer finance	1.23
Diversified financial services	10.52
Diversified telecommunication services	7.98
Electric utilities	6.13
Energy equipment & services	0.38
Food & staples retailing	1.54
Food products	0.93
Health care providers & services	2.93
Healthcare equipment & supplies	0.31
Household products	0.23
Industrial conglomerates	0.33
Insurance	4.02
Media	5.18
Metals & mining	1.30
Multi-utilities	1.18
Office electronics	0.61
Oil, gas & consumable fuels	8.41
Paper & forest products	0.10
Pharmaceuticals	2.49
Real estate investment trust (REIT)	0.95
Road & rail	0.91
Software	0.41
Specialty retail	0.30
Thrift & mortgage finance	0.15
Tobacco	1.45
Wireless telecommunication services	0.78

Total corporate bonds	85.32
Asset-backed security	0.30
Commercial mortgage-backed security	0.58
Mortgage & agency debt security	4.89
Municipal bonds	1.69
US government obligations	1.50
Non US-government obligations	3.59

Total bonds	97.87
Preferred stock	0.02
Short-term investment	0.40

Total investments	98.29
Cash and other assets, less liabilities	1.71

Net assets	100.00%

UBS Corporate Bond Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Bonds—97.87%
Corporate bonds—85.32%
Australia—0.39%
BHP Billiton Finance USA Ltd.,
6.500%, due 04/01/19	$750,000	$857,471
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	800,000	1,026,745

Total Australia corporate bonds		1,884,216

Austria—0.79%
Oesterreichische Kontrollbank AG,
1.875%, due 03/21/12	3,750,000	3,797,089

Bermuda—0.11%
Validus Holdings Ltd.,
8.875%, due 01/26/40	500,000	513,103

Canada—1.42%
Cenovus Energy, Inc.,
4.500%, due 09/15/14(1)	2,500,000	2,608,245
EnCana Corp.,
6.500%, due 05/15/19	1,815,000	2,024,360
Potash Corp of Saskatchewan, Inc.,
6.500%, due 05/15/19	875,000	973,213
TransCanada PipeLines Ltd.,
7.625%, due 01/15/39	1,015,000	1,236,846

Total Canada corporate bonds		6,842,664

Cayman Islands—1.87%
Hutchison Whampoa International Ltd.,
6.250%, due 01/24/14(1)	1,450,000	1,598,782
Petrobras International Finance Co.,
5.875%, due 03/01/18	4,100,000	4,253,750
Santander Central Hispano Issuances Ltd.,
7.625%, due 09/14/10	1,300,000	1,336,530
Transocean, Inc.,
6.800%, due 03/15/38	1,625,000	1,824,699

Total Cayman Islands corporate bonds		9,013,761

France—0.39%
EDF SA,
4.600%, due 01/27/20(1)	1,925,000	1,897,553

Germany—0.53%
Deutsche Bank AG,
3.875%, due 08/18/14	2,500,000	2,554,258

Ireland—0.23%
Iberdrola Finance Ireland Ltd.,
3.800%, due 09/11/14(1)	1,100,000	1,106,224

Luxembourg—1.54%
Enel Finance International SA,
3.875%, due 10/07/14(1)	1,500,000	1,519,497
Telecom Italia Capital SA,
5.250%, due 11/15/13	5,600,000	5,865,580

Total Luxembourg corporate bonds		7,385,077

Malaysia—0.33%
Petronas Capital Ltd.,
5.250%, due 08/12/19(1)	1,555,000	1,573,287

Mexico—0.43%
America Movil SAB de CV,
3.625%, due 03/30/15(1)	1,000,000	999,998
5.000%, due 03/30/20(1)	1,075,000	1,061,119

Total Mexico corporate bonds		2,061,117

Netherlands—0.57%
EDP Finance BV,
6.000%, due 02/02/18(1)	1,325,000	1,363,736
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26(1)	1,300,000	1,382,912

Total Netherlands corporate bonds		2,746,648

Qatar—0.79%
Qtel International Finance Ltd.,
7.875%, due 06/10/19(1)	2,125,000	2,455,939
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.500%, due 09/30/14(1)	1,250,000	1,340,625

Total Qatar corporate bonds		3,796,564

South Korea—1.00%
Export-Import Bank of Korea,
5.875%, due 01/14/15	4,475,000	4,814,995

Spain—0.51%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	2,225,000	2,440,082

Sweden—0.40%
Svenska Handelsbanken AB,
2.875%, due 09/14/12(1)	1,875,000	1,910,524

Switzerland—0.63%
Credit Suisse,
6.000%, due 02/15/18	2,850,000	3,017,526

United Kingdom—2.65%
Anglo American Capital PLC,
9.375%, due 04/08/19(1),(2),(3)	2,250,000	2,865,852
AstraZeneca PLC,
6.450%, due 09/15/37	1,100,000	1,224,089
Barclays Bank PLC,
5.125%, due 01/08/20	950,000	936,765
Barclays Bank PLC,
6.750%, due 05/22/19	1,000,000	1,106,293
British Telecommunications PLC,
9.625%, due 12/15/30	1,200,000	1,511,135
Lloyds TSB Bank PLC,
5.800%, due 01/13/20(1)	1,325,000	1,292,786
Royal Bank of Scotland Group PLC,
6.400%, due 10/21/19	2,100,000	2,099,475
Vodafone Group PLC,
5.625%, due 02/27/17	1,575,000	1,685,363

Total United Kingdom corporate bonds		12,721,758

United States—70.74%
Abbey National Capital Trust I,
8.963%, due 06/30/30(4),(5)	685,000	732,950
Aetna, Inc.,
6.750%, due 12/15/37	4,465,000	4,786,717
Alabama Power Co.,
6.000%, due 03/01/39	600,000	622,969
Alcoa, Inc.,
5.950%, due 02/01/37	1,825,000	1,496,367
Allergan, Inc.,
5.750%, due 04/01/16	1,825,000	2,035,497

Allied Waste North America, Inc.,
6.375%, due 04/15/11	925,000	965,232
6.875%, due 06/01/17	2,300,000	2,507,000
Allstate Corp.,
7.450%, due 05/16/19	785,000	921,168
Altria Group, Inc.,
9.950%, due 11/10/38	2,090,000	2,744,511
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,153,850
American Express Credit Corp.,
5.125%, due 08/25/14	1,000,000	1,061,728
5.875%, due 05/02/13	3,025,000	3,276,771
American General Finance Corp., Series I,
4.875%, due 07/15/12	1,700,000	1,601,449
American International Group, Inc.,
6.250%, due 05/01/36	2,475,000	2,158,279
Amgen, Inc.,
6.400%, due 02/01/39	1,090,000	1,177,719
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	1,575,000	1,715,917
6.450%, due 09/15/36	1,140,000	1,161,819
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	2,250,000	2,315,023
AT&T, Inc.,
5.800%, due 02/15/19	1,800,000	1,924,105
6.500%, due 09/01/37	1,000,000	1,036,939
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(1)	675,000	708,233
6.375%, due 06/01/19(1)	1,000,000	1,086,146
Bank of America Corp.,
5.420%, due 03/15/17	5,840,000	5,771,357
7.625%, due 06/01/19	4,625,000	5,290,366
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	8,575,000	9,910,042
Boeing Co.,
5.000%, due 03/15/14	2,125,000	2,300,408
Bottling Group LLC,
6.950%, due 03/15/14	2,100,000	2,431,189
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	1,025,000	1,052,189
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	980,000	1,086,747
Capital One Bank USA NA,
8.800%, due 07/15/19	2,570,000	3,105,223
Capital One Capital VI,
8.875%, due 05/15/40	1,050,000	1,144,273
CareFusion Corp.,
5.125%, due 08/01/14	1,425,000	1,512,314
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	1,400,000	1,481,102
6.125%, due 02/17/14
CenturyTel, Inc., Series P,	1,800,000	2,028,501
7.600%, due 09/15/39	725,000	698,867
Chevron Corp.,
3.950%, due 03/03/14	1,205,000	1,258,441
Cisco Systems, Inc.,
5.900%, due 02/15/39	2,265,000	2,299,550

Citigroup, Inc.,
6.125%, due 05/15/18	12,325,000	12,593,549
8.125%, due 07/15/39	1,270,000	1,466,092
CNA Financial Corp.,
7.350%, due 11/15/19	525,000	548,693
Comcast Corp.,
6.300%, due 11/15/17	5,475,000	6,032,174
ConocoPhillips,
6.500%, due 02/01/39	1,590,000	1,776,122
CRH America, Inc.,
6.000%, due 09/30/16	1,002,000	1,076,624
CSX Corp,
6.220%, due 04/30/40(1)	2,450,000	2,468,020
CVS Caremark Corp.,
6.250%, due 06/01/27	800,000	830,754
Daimler Finance North America LLC,
8.500%, due 01/18/31	2,000,000	2,441,710
DCP Midstream LLC,
9.750%, due 03/15/19(1)	500,000	640,989
DirecTV Financing Co., Inc.,
7.625%, due 05/15/16	2,880,000	3,225,600
DIRECTV Holdings LLC,
6.350%, due 03/15/40(1)	1,450,000	1,439,360
Discover Bank,
8.700%, due 11/18/19	550,000	602,400
Dominion Resources, Inc.,
5.200%, due 08/15/19	315,000	322,409
Series B,
5.950%, due 06/15/35	1,575,000	1,591,930
Series 06-B,
6.300%, due 09/30/66(4)	630,000	595,350
Dow Chemical Co.,
8.550%, due 05/15/19	1,475,000	1,784,368
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,513,544
Duke Energy Carolinas LLC,
Series A,
6.000%, due 12/01/28	1,550,000	1,608,826
EI du Pont de Nemours & Co.,
6.000%, due 07/15/18	1,175,000	1,305,847
El Paso Pipeline Partners Operating Co LLC,
6.500%, due 04/01/20	525,000	531,410
Enterprise Products Operating LLC, Series D,
6.875%, due 03/01/33	1,575,000	1,685,888
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	1,690,000	1,742,294
ERP Operating LP, REIT,
5.750%, due 06/15/17	1,500,000	1,550,352
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,060,000	1,130,270
Express Scripts, Inc.,
6.250%, due 06/15/14	1,135,000	1,257,504
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39	1,700,000	1,664,507
Fortune Brands, Inc.,
6.375%, due 06/15/14	1,000,000	1,094,382

General Electric Capital Corp.,
5.875%, due 01/14/38	6,975,000	6,631,474
5.900%, due 05/13/14	2,700,000	2,970,664
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	1,050,000	1,158,099
GMAC, Inc.,
6.875%, due 09/15/11	585,000	594,506
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	9,350,000	9,893,048
Hasbro, Inc.,
6.350%, due 03/15/40	1,450,000	1,432,670
Hewlett-Packard Co.,
4.750%, due 06/02/14	1,750,000	1,889,354
HSBC Bank USA NA,
5.625%, due 08/15/35	2,800,000	2,627,954
International Business Machines Corp.,
5.700%, due 09/14/17	2,175,000	2,410,300
5.875%, due 11/29/32	1,775,000	1,855,745
International Lease Finance Corp.,
6.625%, due 11/15/13	2,000,000	1,946,540
International Paper Co.,
9.375%, due 05/15/19	365,000	456,285
Jefferies Group, Inc.,
8.500%, due 07/15/19	550,000	610,139
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	2,240,000	2,229,754
Kellogg Co.,
4.450%, due 05/30/16	1,505,000	1,598,444
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	1,695,000	1,593,080
Kraft Foods, Inc.,
6.750%, due 02/19/14	2,550,000	2,867,416
Kroger Co.,
6.900%, due 04/15/38	1,025,000	1,143,380
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18(6)	7,380,000	1,743,525
Life Technologies Corp.,
6.000%, due 03/01/20	950,000	972,680
Lockheed Martin Corp.,
5.500%, due 11/15/39	1,625,000	1,585,483
Loews Corp.,
6.000%, due 02/01/35	325,000	312,022
Marathon Oil Corp.,
7.500%, due 02/15/19	1,275,000	1,497,620
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	775,000	987,223
Mead Johnson Nutrition Co.,
3.500%, due 11/01/14(1)	1,500,000	1,486,843
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	4,475,000	4,822,569
MetLife, Inc.,
6.400%, due 12/15/36	1,000,000	895,000
10.750%, due 08/01/39	700,000	902,266
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	1,900,000	1,870,464

Morgan Stanley,
6.625%, due 04/01/18	9,875,000	10,532,468
Motiva Enterprises LLC,
5.750%, due 01/15/20(1)	1,205,000	1,261,394
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	330,000	438,922
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31(1)	1,500,000	1,519,467
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	1,420,000	1,833,520
News America, Inc.,
6.200%, due 12/15/34	2,175,000	2,169,304
Nisource Finance Corp.,
10.750%, due 03/15/16	1,500,000	1,906,716
Norfolk Southern Corp.,
5.750%, due 04/01/18	880,000	944,564
NuStar Logistics LP,
7.650%, due 04/15/18	3,030,000	3,404,153
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	1,975,000	2,218,806
ONEOK, Inc.,
6.000%, due 06/15/35	1,070,000	1,020,922
Oracle Corp.,
5.750%, due 04/15/18	1,775,000	1,946,834
Owens Corning,
6.500%, due 12/01/16	2,000,000	2,116,630
Pacific Bell Telephone Co.,
7.125%, due 03/15/26	4,000,000	4,372,364
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	975,000	1,004,070
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	900,000	1,115,216
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	1,450,000	1,492,260
Pfizer, Inc.,
6.200%, due 03/15/19	2,235,000	2,524,390
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,125,000	1,211,256
PPL Energy Supply LLC, Series A,
6.400%, due 11/01/11	4,000,000	4,278,640
Principal Financial Group, Inc.,
7.875%, due 05/15/14	3,900,000	4,413,224
Progress Energy, Inc.,
7.050%, due 03/15/19	1,275,000	1,438,704
ProLogis, REIT,
5.625%, due 11/15/15	3,050,000	3,023,907
Prudential Financial, Inc.,
3.625%, due 09/17/12	930,000	956,448
Series C,
5.400%, due 06/13/35	850,000	756,885
Series D,
7.375%, due 06/15/19	1,000,000	1,146,788
PSEG Power LLC,
6.950%, due 06/01/12	2,000,000	2,206,442
8.625%, due 04/15/31	1,150,000	1,472,435

Qwest Corp.,
6.875%, due 09/15/33	2,075,000	2,002,375
7.625%, due 06/15/15	605,000	660,963
Republic Services, Inc.,
6.200%, due 03/01/40(1)	500,000	487,037
Reynolds American, Inc.,
7.625%, due 06/01/16	2,700,000	3,033,720
Roche Holdings, Inc.,
5.000%, due 03/01/14(1)	1,400,000	1,512,181
Safeway, Inc.,
5.800%, due 08/15/12	2,000,000	2,181,138
Schering-Plough Corp.,
6.550%, due 09/15/37	1,100,000	1,256,237
SLM Corp.,
8.000%, due 03/25/20	1,225,000	1,192,855
Southern California Edison Co.,
Series 08-A,
5.950%, due 02/01/38	1,300,000	1,351,080
Southwestern Electric Power Co.,
6.450%, due 01/15/19	2,250,000	2,424,073
Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	2,076,577
Sprint Capital Corp.,
6.875%, due 11/15/28	3,835,000	3,087,175
SunTrust Bank,
7.250%, due 03/15/18	1,905,000	2,037,104
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	1,230,000	1,246,670
Teachers Insurance & Annuity Association of America,
6.850%, due 12/16/39(1)	800,000	867,786
Time Warner Cable, Inc.,
6.750%, due 07/01/18	4,100,000	4,581,180
Time Warner, Inc.,
4.875%, due 03/15/20	500,000	488,516
6.875%, due 05/01/12	5,350,000	5,884,759
7.625%, due 04/15/31	1,000,000	1,142,120
Union Pacific Corp.,
7.875%, due 01/15/19	800,000	961,114
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	3,175,000	3,369,551
Valero Energy Corp.,
4.500%, due 02/01/15	840,000	841,536
6.125%, due 02/01/20	2,950,000	2,950,746
7.500%, due 04/15/32	1,510,000	1,556,233
Verizon Communications, Inc.,
5.250%, due 04/15/13	1,000,000	1,092,497
6.900%, due 04/15/38	1,195,000	1,317,952
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	2,320,000	2,494,056
Verizon Wireless Capital LLC,
5.550%, due 02/01/14	5,100,000	5,573,494
Wachovia Bank NA,
5.850%, due 02/01/37	5,100,000	4,762,548
Wachovia Capital Trust III,
5.800%, due 03/15/11(4),(5)	1,000,000	847,500

Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	2,076,577
Sprint Capital Corp.,
6.875%, due 11/15/28	3,835,000	3,087,175
SunTrust Bank,
7.250%, due 03/15/18	1,905,000	2,037,104
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	1,230,000	1,246,670
Teachers Insurance & Annuity Association of America,
6.850%, due 12/16/39(1)	800,000	867,786
Time Warner Cable, Inc.,
6.750%, due 07/01/18	4,100,000	4,581,180
Time Warner, Inc.,
4.875%, due 03/15/20	500,000	488,516
6.875%, due 05/01/12	5,350,000	5,884,759
7.625%, due 04/15/31	1,000,000	1,142,120
Union Pacific Corp.,
7.875%, due 01/15/19	800,000	961,114
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	3,175,000	3,369,551
Valero Energy Corp.,
4.500%, due 02/01/15	840,000	841,536
6.125%, due 02/01/20	2,950,000	2,950,746
7.500%, due 04/15/32	1,510,000	1,556,233
Verizon Communications, Inc.,
5.250%, due 04/15/13	1,000,000	1,092,497
6.900%, due 04/15/38	1,195,000	1,317,952
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	2,320,000	2,494,056
Verizon Wireless Capital LLC,
5.550%, due 02/01/14	5,100,000	5,573,494
Wachovia Bank NA,
5.850%, due 02/01/37	5,100,000	4,762,548
Wachovia Capital Trust III,
5.800%, due 03/15/11(4),(5)	1,000,000	847,500
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	2,935,000	3,253,767
Washington Mutual Bank,
0.000%, due 05/20/13(6)	1,325,000	8,281
5.500%, due 01/15/13(6)	12,075,000	75,469
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3),(4),(5),(6)	8,300,000	238,625
Waste Management, Inc.,
7.375%, due 05/15/29	1,025,000	1,152,480
WellPoint, Inc.,
6.800%, due 08/01/12	4,000,000	4,420,368
Wells Fargo & Co.,
4.375%, due 01/31/13	5,125,000	5,408,638
Wells Fargo Capital XIII,
7.700%, due 03/26/13(4),(5)	1,525,000	1,574,563
Williams Partners LP,
6.300%, due 04/15/40(1)	1,000,000	993,706
Xerox Corp.,
6.350%, due 05/15/18	2,700,000	2,924,840

Total United States corporate bonds		340,124,712

Total corporate bonds (cost $411,170,392)		410,201,158

Asset-backed security—0.30%
United States—0.30%
Continental Airlines, Inc., Series A,
7.250%, due 11/10/19 (cost $1,350,000)	1,350,000	$1,444,500

Commercial mortgage-backed security—0.58%
United States—0.58%
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4,
5.999%, due 08/10/45(4) (cost $2,537,621)	3,000,000	2,779,548

Mortgage & agency debt security—4.89%
United States—4.89%
Federal National Mortgage Association Pools, #AA7681,
4.500%, due 06/01/39† (cost $23,707,706)	23,406,101	23,485,852

Municipal bonds—1.69%
California General Obligation Bonds,
7.300%, due 10/01/39	820,000	822,763
7.550%, due 04/01/39	1,740,000	1,809,356
7.950%, due 03/01/36	750,000	769,553
Illinois General Obligation Bonds,
4.071%, due 01/01/14	1,250,000	1,264,288
Illinois State Taxable Pension,
5.100%, due 06/01/33	1,500,000	1,237,080
Los Angeles Unified School District,
6.758%, due 07/01/34	500,000	516,830
New Jersey State Turnpike Authority Revenue Bonds,
7.414%, due 01/01/40	500,000	581,155
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	1,115,000	1,101,040

Total municipal bonds (cost $8,124,602)		8,102,065

US government obligations—1.50%
US Treasury Bond,
4.375%, due 11/15/39	2,525, 000	2,387,703
US Treasury Note,
3.625%, due 02/15/20	4,905,000	4,821,463
Total US government obligations (cost $7,201,633)		7,209,166

Non US-government obligations—3.59%
Brazil—1.45%
Brazilian Government International Bond,
8.875%, due 04/15/24	1,500,000	1,980,000
10.500%, due 07/14/14	3,900,000	4,992,000

		6,972,000
Italy—1.04%
Republic of Italy,
2.125%, due 10/05/12	5,000,000	5,014,665

Mexico—0.89%
United Mexican States, Series A,
5.875%, due 01/15/14	3,900,000	4,286,100

South Africa—0.21%
South Africa Government International Bond,
5.500%, due 03/09/20	1,000,000	1,007,500

Total non US-government obligations (cost $16,842,489)		17,280,265

Total bonds (cost $470,934,443)		470,502,554

	Shares
Preferred stock—0.02%
United States—0.02%
GMAC, Inc., 7.000%(1),(7) (cost $100,933)	124	94,519

Short-term investment—0.40%
Investment company—0.40%
UBS Cash Management Prime Relationship Fund, 0.112%(8),(9) (cost $1,939,615)	1,939,615	1,939,615

Total investments—98.29% (cost $472,974,991)		472,536,688
Cash and other assets, less liabilities—1.71%		8,245,230

Net assets—100.00%		$480,781,918

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $472,974,991; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$27,534,672
Gross unrealized depreciation	(27,972,975)

Net unrealized depreciation of investments	$(438,303)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $40,521,641 or 8.43% of net assets.

(2)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $3,104,477 or 0.65% of net assets.
(3)	These securities, which represent 0.65% of net assets as of March 31, 2010, are considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/10 Market value	03/31/10 Market value as a percentage of net assets
Anglo American Capital PLC,
9.375%, due 04/08/19	04/02/09	$225,000	0.05%	$286,585	0.06%
9.375%, due 04/08/19	04/08/09	185,868	0.04	235,637	0.05
9.375%, due 04/08/19	04/22/09	1,004,700	0.21	1,273,712	0.27
9.375%, due 04/08/19	05/26/09	146,274	0.03	178,320	0.04
9.375%, due 04/08/19	10/13/09	842,995	0.18	891,598	0.19
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/18/07	2,475,000	0.51	69,000	0.01
9.750%, due 12/15/17	10/19/07	1,735,313	0.36	48,875	0.01
9.750%, due 12/15/17	10/25/07	1,475,000	0.31	43,125	0.01
9.750%, due 12/15/17	10/26/07	198,000	0.04	5,750	0.00	(a)
9.750%, due 12/15/17	10/30/07	495,000	0.10	14,375	0.00	(a)
9.750%, due 12/15/17	11/01/07	679,000	0.14	20,125	0.00	(a)
9.750%, due 12/15/17	11/02/07	1,215,000	0.25	37,375	0.01

		$10,677,150	2.22%	$3,104,477	0.65%

(a) Amount represents less than 0.005%.
(4)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Security is in default.
(7)	This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
(8)	Investment in affiliated investment company. See notes to financial statements for additional information.
(9)	The rate shown reflects the yield at March 31, 2010.

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
REIT	Real estate investment trust

Futures contracts

UBS Corporate Bond Relationship Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Long Bonds, 317 contracts (USD)	June 2010	$38,409,553	$38,030,094	$(379,459)
2 Year US Treasury Notes, 270 contracts (USD)	June 2010	58,590,427	58,577,344	(13,083)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 1,302 contracts (USD)	June 2010	(152,061,607)	(151,357,500)	704,107

Net unrealized appreciation on futures contracts				$311,565

Swap agreements

UBS Corporate Bond Relationship Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2010:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	USD	40,160,000	02/15/17	—	%(1)	3.4550	%(3)	$—	$193,007	$193,007
Deutsche Bank AG	USD	4,000,000	12/15/38	4.6250	(3)	0.2576	(2)	—	(147,649)	(147,649)
Deutsche Bank AG	USD	7,050,000	12/21/39	4.2890	(3)	0.2576	(2)	—	236,955	236,955
Deutsche Bank AG	USD	31,975,000	02/15/36	4.5575	(3)	—	(1)	—	(136,691)	(136,691)
Deutsche Bank AG	USD	40,170,000	02/15/17	—	(1)	3.4650	(3)	28,582	217,285	245,867
JPMorgan Chase Bank	USD	3,560,000	12/21/39	4.1600	(3)	0.2576	(2)	—	153,784	153,784

									$516,691	$545,273

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2010.
(2)	Rate based on 3 month LIBOR (USD BBA).
(3)	Payments made are based on the notional amount.

BBA British Banking Association

LIBOR London Interbank Offered Rate

Currency type abbreviation:

USD United States Dollar

UBS Corporate Bond Relationship Fund had outstanding credit default swap agreements with the following terms as of March 31, 2010:

Credit default swaps on corporate and sovereign issues – Buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	1,250,000	03/20/15	1.0000	%(2)	—	%(3)	$(31,091)	$26,842	$(4,249)
Goldman Sachs International	USD	2,500,000	06/20/17	0.8600	(2)	—	(4)	—	201,658	201,658
Goldman Sachs International	USD	3,000,000	06/20/12	0.6200	(2)	—	(5)	—	30,048	30,048
Goldman Sachs International	USD	4,350,000	12/20/14	1.0000	(2)	—	(6)	158,875	(82,253)	76,622
Goldman Sachs International	USD	5,000,000	09/20/14	5.0000	(2)	—	(7)	(895,833)	(150,232)	(1,046,065)
Goldman Sachs International	USD	5,000,000	09/20/17	0.3700	(2)	—	(8)	—	221,086	221,086
Merrill Lynch International	USD	2,600,000	03/20/15	1.0000	(2)	—	(9)	55,068	(8,639)	46,429

								$(712,981)	$238,510	$(474,471)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential 4.500% bond, due 07/15/13.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Alcoa Inc. 6.500% bond, due 06/01/11.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corporation 5.875% bond, due 07/15/12.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the McKesson HBOC Inc. 7.650% bond, due 03/01/27.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Brunswick Corp. 7.125% bond, due 08/01/27.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Aetna Inc. 6.625% bond, due 06/15/36.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the CA Inc. 6.125% bond, due 12/01/14.

Currency type abbreviation:

USD United States Dollar

Credit default swaps on corporate and sovereign issues – sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Citigroup Global Markets Ltd.	USD	1,250,000	03/20/15	—	%(3)	1.0000	%(4)	$47,932	$(48,567)	$(635)	1.892%
Goldman Sachs International	USD	2,050,000	09/20/14	—	(3)	5.0000	(4)	(222,900)	273,207	50,307	1.892
Goldman Sachs International	USD	4,350,000	12/20/14	—	(5)	1.0000	(4)	(156,675)	115,488	(41,187)	0.445
JP Morgan Chase Bank	USD	6,000,000	06/20/11	—	(6)	3.1500	(4)	—	194,866	194,866	0.573
Merrill Lynch International	USD	2,600,000	03/20/15	—	(7)	1.0000	(4)	(35,987)	25,551	(10,436)	0.816

								$(367,630)	$560,545	$192,915

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Metlife Inc. 5.000% bond, due 06/15/15.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Johnson & Johnson 3.800% bond, due 05/15/13.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the HSBC Finance Corp. 7.000% bond, due 05/15/12.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Dell Inc. 7.100% bond, due 04/15/28.

Currency type abbreviation:

USD United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$409,962,533	$238,625	$410,201,158
Asset-backed security	—	1,444,500	—	1,444,500
Commercial mortgage-backed security	—	2,779,548	—	2,779,548
Mortgage & agency debt security	—	23,485,852	—	23,485,852
Municipal bonds	—	8,102,065	—	8,102,065
US government obligations	—	7,209,166	—	7,209,166
Non US-government obligations	—	17,280,265	—	17,280,265
Preferred stock	—	94,519	—	94,519
Short-term investment	—	1,939,615	—	1,939,615
Other financial instruments(1)	311,565	263,717	—	575,282

Total	$311,565	$472,561,780	$238,625	$473,111,970

(1)	Other financial instruments include open futures contracts and swap agreements.

Level 3 Rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total
Assets
Beginning balance	$8,300	$8,300
Total gains or losses (realized/unrealized) included in earnings	230,325	230,325
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$238,625	$238,625

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$230,325	$230,325

UBS Global Aggregate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Agriculture	1.21%
Beverages	1.60
Building materials	1.44
Capital markets	1.73
Chemicals	0.91
Commercial banks	19.96
Commercial services & supplies	0.67
Computers & peripherals	0.47
Diversified financial services	20.53
Diversified operations	1.18
Diversified telecommunication services	3.73
Electric utilities	7.20
Energy equipment & services	0.22
Engineering&construction	0.98
Environmental control	0.33
Food & staples retailing	1.14
Gas utilities	0.49
Insurance	5.11
Media	4.58
Metals & mining	3.17
Miscellaneous manufacturing	0.87
Multiline retail	0.16
Multi-utilities	0.15
Oil, gas & consumable fuels	4.99
Pharmaceuticals	1.14
Pipelines	1.30
Real estate investment trust (REIT)	0.56
Real estate management & development	0.38
Savings&loans	0.15
Telecommunications	1.17
Tobacco	3.78
Transportation	0.92
Water utilities	0.47
Wireless telecommunication services	1.25

Total corporate bonds	93.94
Non US-government obligation	1.66
Sovereign/supranational bond	0.83

Total bonds	96.43
Short-term investment	0.54

Total investments	96.97
Cash and other assets, less liabilities	3.03

Net assets	100.00%

UBS Global Aggregate Bond Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—96.43%
Corporate bonds—93.94%
Australia—2.38%
BHP Billiton Finance Ltd.,
4.750%, due 04/04/12	EUR	800,000	$1,141,310
Commonwealth Bank of Australia,
3.500%, due 03/19/15(1)		$1,300,000	1,290,639
National Australia Bank Ltd.,
4.500%, due 06/23/16(2)	EUR	500,000	688,878
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14		$2,100,000	2,530,506
Westpac Banking Corp.,
4.200%, due 02/27/15		200,000	205,875
4.875%, due 04/13/11	GBP	300,000	470,582

Total Australia corporate bonds			6,327,790

Belgium—0.46%
Anheuser-Busch InBev NV,
7.375%, due 01/30/13	EUR	800,000	1,220,879

Canada—0.13%
EnCana Corp.,
6.500%, due 05/15/19		$300,000	334,605

Cayman Islands—2.37%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19(1)		2,700,000	3,148,627
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	800,000	1,023,100
Transocean, Inc.,
6.800%, due 03/15/38		$400,000	449,157
Vale Overseas Ltd.,
5.625%, due 09/15/19		1,300,000	1,342,429
6.875%, due 11/10/39		340,000	352,290

Total Cayman Islands corporate bonds			6,315,603

China—0.21%
Standard Chartered Bank Hong Kong Ltd.,
0.501%, due 04/13/17(2)		600,000	564,115

Denmark—0.40%
Dong Energy A/S,
5.500%, due 06/29/15(2),(3)	EUR	800,000	1,064,312

France—4.46%
Areva SA,
4.875%, due 09/23/24		100,000	142,844
Autoroutes du Sud de la France,
5.625%, due 07/04/22		500,000	748,140
AXA SA,
6.463%, due 12/14/18(1),(2),(3)		$1,650,000	1,435,500
Banque Federative du Credit Mutuel/France,
0.488%, due 09/27/16(2)		1,000,000	943,858
Banque PSA Finance,
8.500%, due 05/04/12	EUR	700,000	1,048,638

BNP Paribas,
0.452%, due 11/23/15(2)		$350,000	346,716
4.730%, due 04/12/16(2),(3)	EUR	700,000	837,484
5.750%, due 01/24/22	GBP	1,050,000	1,650,657
BPCE SA,
6.117%, due 10/30/17(2),(3)	EUR	750,000	820,520
Casino Guichard Perrachon SA,
5.500%, due 01/30/15		450,000	656,677
Credit Agricole SA,
4.130%, due 11/09/15(2),(3)		900,000	1,066,676
Electricite de France,
6.950%, due 01/26/39(1)		$600,000	688,821
Natixis,
0.501%, due 01/15/19(2)		800,000	702,729
Societe Generale,
0.829%, due 06/07/17(2)	EUR	350,000	455,756
Vivendi SA,
7.750%, due 01/23/14		200,000	313,386

Total France corporate bonds			11,858,402

Germany—1.84%
Bayer AG,
5.000%, due 07/29/05(2)		600,000	790,293
Commerzbank AG,
4.750%, due 01/26/15		460,000	661,633
Deutsche Bank AG,
5.125%, due 08/31/17		750,000	1,110,926
EWE AG,
5.250%, due 07/16/21		750,000	1,094,233
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26	JPY	53,000,000	569,461
Muenchener Rueckversicherungs AG,
6.750%, due 06/21/23(2)	EUR	450,000	663,345

Total Germany corporate bonds			4,889,891

Ireland—0.28%
Governor & Co. of the Bank of Ireland ,
10.000%, due 02/12/20		500,000	734,416

Italy—4.64%
Assicurazioni Generali SpA,
5.125%, due 09/16/24		650,000	916,872
Banca Monte dei Paschi di Siena SpA,
5.750%, due 09/30/16	GBP	350,000	499,258
Intesa Sanpaolo SpA,
0.910%, due 02/20/18(2)	EUR	850,000	1,070,833
5.000%, due 09/23/19		2,250,000	3,156,105
Telecom Italia SpA,
1.444%, due 06/07/16(2)		850,000	1,104,296
5.625%, due 12/29/15	GBP	650,000	1,020,237
8.250%, due 03/21/16	EUR	1,575,000	2,573,114
UniCredit SpA,
4.028%, due 10/27/15(3)		900,000	926,896
6.700%, due 06/05/18		750,000	1,084,519

Total Italy corporate bonds			12,352,130

Jersey, Channel Islands—1.57%
BAA Funding Ltd.,
6.750%, due 12/03/28	GBP	900,000	1,428,437
HSBC Capital Funding LP,
5.369%, due 03/24/14(2),(3)	EUR	1,050,000	1,347,273
Swiss Re Capital I LP,
6.854%, due 05/25/16(1),(2),(3)		$1,550,000	1,414,321

Total Jersey, Channel Islands corporate bonds			4,190,031

Luxembourg—2.57%
ArcelorMittal,
7.000%, due 10/15/39		450,000	462,142
ArcelorMittal, Series A,
9.000%, due 02/15/15		1,200,000	1,433,191
Enel Finance International SA,
5.625%, due 08/14/24	GBP	1,200,000	1,823,768
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13		850,000	1,357,593
Holcim US Finance Sarl & Cie SCS,
6.000%, due 12/30/19(1)		$500,000	519,248
Tyco International Finance SA,
8.500%, due 01/15/19		1,000,000	1,240,163

Total Luxembourg corporate bonds			6,836,105

Netherlands—6.94%
Alliander Finance BV,
5.500%, due 04/20/16	EUR	600,000	904,103
Allianz Finance II BV,
4.750%, due 07/22/19		1,000,000	1,441,306
CRH Finance BV,
7.375%, due 05/28/14		2,150,000	3,324,672
E.ON International Finance BV,
6.000%, due 10/30/19	GBP	1,000,000	1,643,311
EDP Finance BV,
4.750%, due 09/26/16	EUR	400,000	567,300
4.900%, due 10/01/19(1)		$650,000	614,892
ELM BV for Elsevier Finance SA,
6.500%, due 04/02/13	EUR	650,000	972,036
ING Bank NV,
3.500%, due 09/16/20(2)		850,000	1,091,838
Koninklijke KPN NV,
4.750%, due 01/17/17		350,000	497,829
Rabobank Nederland NV,
4.000%, due 09/10/15	GBP	650,000	1,009,929
5.875%, due 05/20/19	EUR	1,600,000	2,452,041
Repsol International Finance BV,
6.500%, due 03/27/14		650,000	989,682
Royal Bank of Scotland NV,
0.904%, due 06/08/15(2)		500,000	583,475
Scotland International Finance No 2 BV,
4.250%, due 05/23/13(1)		$1,350,000	1,308,432
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66(2)	GBP	700,000	1,076,590

Total Netherlands corporate bonds			18,477,436

Norway—0.54%
DnB NOR Bank ASA,
4.500%, due 05/29/14	EUR	1,000,000	1,436,293

Qatar—0.69%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(1)		$1,700,000	1,844,881

South Korea—0.61%
Hyundai Capital Services, Inc.,
6.000%, due 05/05/15(1)		1,550,000	1,626,502

Spain—3.08%
Abertis Infraestructuras SA,
4.625%, due 10/14/16	EUR	500,000	707,719
Gas Natural Capital Markets SA,
5.250%, due 07/09/14		1,550,000	2,250,205
Iberdrola Finanzas SAU,
4.875%, due 03/04/14		900,000	1,308,012
Santander Issuances S.A. Unipersonal,
1.047%, due 07/25/17(2)		800,000	1,029,035
Telefonica Emisiones SAU,
5.289%, due 12/09/22	GBP	1,850,000	2,755,439
5.431%, due 02/03/14	EUR	100,000	146,818

Total Spain corporate bonds			8,197,228

Sweden — 1.63%
Nordea Bank AB,
4.625%, due 09/21/15(2)	GBP	500,000	759,781
Skandinaviska Enskilda Banken AB,
6.625%, due 07/09/14		500,000	832,001
Svenska Handelsbanken AB,
4.194%, due 12/16/15(2),(3)	EUR	350,000	430,182
4.875%, due 03/25/14		650,000	947,344
Swedbank AB,
0.430%, due 05/18/17(2)		$900,000	837,000
Vattenfall Treasury AB,
4.250%, due 05/19/14	EUR	150,000	215,162
5.250%, due 06/29/15(2),(3)		230,000	308,786

Total Sweden corporate bonds			4,330,256

Switzerland—1.36%
Credit Suisse AG,
5.400%, due 01/14/20		$900,000	907,035
Credit Suisse/London,
6.125%, due 05/16/14	EUR	1,800,000	2,724,907

Total Switzerland corporate bonds			3,631,942

United Kingdom—12.16%
Anglo American Capital PLC,
9.375%, due 04/08/14(1)		$1,000,000	1,201,221
Aviva PLC,
4.729%, due 11/28/14(2),(3)	EUR	1,450,000	1,649,988
B.A.T. International Finance,
9.500%, due 11/15/18(1)		$1,000,000	1,292,300
BAA Funding Ltd.,
3.975%, due 02/15/14(2)	EUR	500,000	676,203
12.450%, due 03/31/18(2)	GBP	250,000	514,827

Barclays Bank PLC,
0.456%, due 09/11/17(2)		$1,000,000	912,595
4.875%, due 12/15/14(2),(3)	EUR	650,000	706,728
5.750%, due 09/14/26	GBP	600,000	882,592
British Sky Broadcasting Group PLC,
9.500%, due 11/15/18(1)		$550,000	707,391
Friends Provident Group PLC,
12.000%, due 05/21/21	GBP	293,000	543,690
HSBC Holdings PLC,
6.500%, due 05/20/24		100,000	166,340
6.500%, due 09/15/37		$2,200,000	2,280,480
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	EUR	1,850,000	3,071,820
9.000%, due 02/17/22	GBP	650,000	1,260,528
JTI UK Finance PLC,
5.750%, due 02/06/13		500,000	824,936
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	500,000	699,821
Lloyds TSB Bank PLC,
5.625%, due 03/05/18(2)		800,000	1,071,147
National Grid Gas PLC,
6.000%, due 06/07/17	GBP	300,000	494,230
Nationwide Building Society,
3.375%, due 08/17/15(2)	EUR	300,000	393,333
4.650%, due 02/25/15(1)		$1,050,000	1,047,229
Old Mutual PLC,
4.500%, due 01/18/17(2)	EUR	400,000	498,968
OTE PLC,
6.000%, due 02/12/15		250,000	368,403
Royal Bank of Scotland Group PLC,
5.250%, due 05/15/13		450,000	633,678
Royal Bank of Scotland PLC,
4.875%, due 03/16/15		$1,050,000	1,049,742
5.375%, due 09/30/19	EUR	500,000	673,611
SABMiller PLC,
4.500%, due 01/20/15		850,000	1,207,778
Standard Chartered Bank,
0.935%, due 03/28/18(2)		600,000	757,214
Tesco PLC,
6.125%, due 02/24/22	GBP	950,000	1,534,923
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		900,000	1,250,810
Vodafone Group PLC,
5.750%, due 03/15/16		$1,200,000	1,309,386
Wales & West Utilities Finance PLC,
6.250%, due 11/30/21	GBP	500,000	806,561
WPP PLC,
6.625%, due 05/12/16	EUR	1,250,000	1,888,344

Total United Kingdom corporate bonds			32,376,817

United States—45.62%
Abbott Laboratories,
6.000%, due 04/01/39		$400,000	423,399
Allied Waste North America, Inc.,
7.250%, due 03/15/15		852,000	881,820
Altria Group, Inc.,
9.250%, due 08/06/19		3,600,000	4,374,475
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	1,350,000	1,891,763
American International Group, Inc.,
0.820%, due 04/26/11(2)		450,000	589,900
4.250%, due 05/15/13		$1,450,000	1,423,294
Anadarko Petroleum Corp.,
7.625%, due 03/15/14		2,100,000	2,414,269
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, due 01/15/19(1)		1,550,000	1,843,542
Baltimore Gas & Electric Co.,
6.125%, due 07/01/13		650,000	721,091
Bank of America Corp.,
4.000%, due 03/28/18(2)	EUR	1,450,000	1,845,384
5.650%, due 05/01/18		$750,000	758,753
6.000%, due 09/01/17		2,000,000	2,080,052
7.375%, due 05/15/14		2,950,000	3,317,396
Capital One Bank USA NA,
8.800%, due 07/15/19		400,000	483,303
CBS Corp.,
8.200%, due 05/15/14		1,200,000	1,401,004
Citigroup, Inc.,
4.750%, due 05/31/17(2)	EUR	1,050,000	1,324,146
5.625%, due 08/27/12		$750,000	786,197
6.000%, due 08/15/17		5,700,000	5,830,621
Comcast Cable Holdings LLC,
9.800%, due 02/01/12		1,000,000	1,134,446
Comcast Corp.,
5.700%, due 07/01/19		600,000	626,516
ConocoPhillips,
4.600%, due 01/15/15		1,100,000	1,179,736
CSX Corp.,
7.375%, due 02/01/19		2,100,000	2,447,096
DirecTV Holdings LLC,
7.625%, due 05/15/16		1,500,000	1,680,000
Dominion Resources, Inc.,
5.200%, due 08/15/19		380,000	388,938
Dow Chemical Co.,
5.900%, due 02/15/15		1,500,000	1,623,936
Energy Transfer Partners LP,
9.700%, due 03/15/19		800,000	1,012,606
Enterprise Products Operating LLC,
9.750%, due 01/31/14		800,000	971,436
Enterprise Products Operating LP,
5.600%, due 10/15/14		700,000	757,668
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21		1,250,000	1,251,615
Florida Power & Light Co.,
5.650%, due 02/01/37		650,000	639,623

General Electric Capital Corp., Series A,
0.391%, due 12/20/13(2)		450,000	429,809
3.750%, due 11/14/14		1,150,000	1,165,044
6.750%, due 03/15/32		3,200,000	3,385,536
General Electric Capital Corp.,
5.250%, due 02/21/12		1,500,000	1,576,356
6.000%, due 08/07/19		3,300,000	3,487,008
Georgia Power Co.,
5.950%, due 02/01/39		350,000	360,917
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		300,000	330,885
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18		4,350,000	4,602,648
7.500%, due 02/15/19		1,800,000	2,057,038
Hartford Life Institutional Funding,
5.375%, due 01/17/12	GBP	200,000	307,240
Hewlett-Packard Co.,
6.125%, due 03/01/14		$400,000	450,463
HSBC Finance Corp.,
0.519%, due 04/24/12(2)		350,000	346,984
0.601%, due 07/19/12(2)		250,000	246,585
0.607%, due 09/14/12(2)		1,100,000	1,081,544
International Business Machines Corp.,
7.625%, due 10/15/18		650,000	800,270
JPMorgan Chase & Co.,
4.950%, due 03/25/20		1,100,000	1,090,610
5.150%, due 10/01/15		3,390,000	3,577,569
6.300%, due 04/23/19		2,250,000	2,483,001
Kinder Morgan Energy Partners LP,
9.000%, due 02/01/19		600,000	748,621
Kraft Foods, Inc.,
5.375%, due 02/10/20		50,000	50,818
Kroger Co.,
6.400%, due 08/15/17		700,000	778,238
Marathon Oil Corp.,
7.500%, due 02/15/19		2,250,000	2,642,859
MetLife, Inc.,
7.717%, due 02/15/19		500,000	583,831
Metropolitan Life Global Funding I,
5.125%, due 06/10/14(1)		650,000	688,471
Morgan Stanley,
5.450%, due 01/09/17		3,100,000	3,143,109
5.950%, due 12/28/17		2,500,000	2,568,425
MPS Capital Trust I,
7.990%, due 02/07/11(2),(3)	EUR	400,000	535,668
New Cingular Wireless Services, Inc.,
7.875%, due 03/01/11		$1,200,000	1,277,064
8.750%, due 03/01/31		2,150,000	2,776,104
News America, Inc.,
6.900%, due 03/01/19		500,000	568,231
Nisource Finance Corp.,
10.750%, due 03/15/16		600,000	762,686
Ohio Power Co., Series H,
4.850%, due 01/15/14		1,000,000	1,057,822
Oncor Electric Delivery Co. LLC,
6.375%, due 01/15/15		2,100,000	2,323,333

ONEOK Partners LP,
8.625%, due 03/01/19		600,000	740,908
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		550,000	566,398
PacifiCorp,
6.000%, due 01/15/39		1,200,000	1,233,779
Philip Morris International, Inc.,
5.650%, due 05/16/18		1,250,000	1,345,840
PNC Funding Corp.,
5.125%, due 02/08/20		500,000	503,671
PPL Electric Utilities Corp.,
6.250%, due 05/15/39		350,000	373,685
Principal Financial Group, Inc.,
7.875%, due 05/15/14		500,000	565,798
8.875%, due 05/15/19		200,000	240,171
ProLogis, REIT,
6.875%, due 03/15/20		800,000	790,189
Prudential Financial, Inc., Series B,
4.500%, due 07/15/13		650,000	679,577
Reynolds American, Inc.,
7.750%, due 06/01/18		1,000,000	1,134,877
Schering-Plough Corp.,
6.550%, due 09/15/37		750,000	856,526
SG Capital Trust III,
5.419%, due 11/10/13(2),(3)	EUR	550,000	681,572
Simon Property Group LP, REIT,
4.200%, due 02/01/15		$175,000	175,444
5.650%, due 02/01/20		525,000	512,213
SLM Corp.,
0.913%, due 11/15/11(2)	EUR	650,000	825,247
Swiss Re Treasury US Corp.,
6.000%, due 05/18/12		450,000	654,819
Time Warner Cable, Inc.,
6.750%, due 06/15/39		$400,000	419,603
8.250%, due 04/01/19		2,000,000	2,420,176
Valero Energy Corp.,
10.500%, due 03/15/39		2,000,000	2,568,544
Verizon Wireless Capital LLC,
7.625%, due 12/19/11	EUR	500,000	740,953
Virginia Electric and Power Co.,
8.875%, due 11/15/38		$500,000	694,758
Wachovia Corp.,
2.019%, due 05/01/13(2)		600,000	617,274
5.500%, due 05/01/13		1,900,000	2,051,937
Wal-Mart Stores, Inc.,
4.875%, due 09/21/29	EUR	300,000	419,764
Waste Management, Inc.,
6.125%, due 11/30/39		$320,000	317,583
WEA Finance LLC,
5.750%, due 09/02/15(1)		950,000	999,860
Wells Fargo & Co.,
4.375%, due 01/31/13		300,000	316,603
5.625%, due 12/11/17		2,050,000	2,174,775
Wyeth,
5.500%, due 02/01/14		1,300,000	1,434,098

Total United States corporate bonds			121,445,454

Total corporate bonds (cost $252,347,656)			250,055,088

Non US-government obligation—1.66%
Japan—1.66%
Japan Government Bond,
1.500%, due 03/20/19 (cost $4,615,492)	JPY	405,000,000	4,425,057

Sovereign/supranational bond—0.83%
European Investment Bank,
1.400%, due 06/20/17 (cost $2,273,481)		200,000,000	2,193,195

Total bonds (cost $259,236,629)			256,673,340

	Shares
Short-term investment—0.54%
Investment company—0.54%
UBS Cash Management Prime Relationship Fund, 0.112%(4),(5) (cost $1,442,986)		1,442,986	1,442,986

Total investments—96.97% (cost $260,679,615)			258,116,326
Cash and other assets, less liabilities—3.03%			8,074,241

Net assets—100.00%			$266,190,567

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $260,679,615; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,632,794
Gross unrealized depreciation	(5,196,083)

Net unrealized depreciation of investments	$(2,563,289)

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $21,671,877 or 8.14% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Investment in affiliated investment company. See notes to financial statements for additional information.
(5)	The rate shown reflects the yield at March 31, 2010.

REIT	Real estate investment trust

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Global Aggregate Bond Relationship Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Euro	60,480,000	USD	81,970,514	06/04/10	$283,202
Great Britain Pound	4,145,000	USD	6,220,497	06/04/10	(67,468)
Great Britain Pound	12,445,000	USD	19,202,635	06/04/10	323,570
Japanese Yen	599,200,000	USD	6,651,865	06/04/10	240,545
United States Dollar	960,945	EUR	720,000	06/04/10	11,523

Net unrealized appreciation on forward foreign currency contracts					$791,372

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Futures contracts

UBS Global Aggregate Bond Relationship had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 97 contracts (USD)	June 2010	$(11,198,278)	$(11,139,844)	$58,434

Interest rate futures sell contracts:
Euro-Bund, 13 contracts (EUR)	June 2010	(2,154,933)	(2,165,835)	(10,902)
Long Gilt, 42 contracts (GBP)	June 2010	(7,248,474)	(7,313,591)	(65,117)

Net unrealized depreciation on futures contracts				$(17,585)

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$250,055,088	$—	$250,055,088
Non US-government obligation	—	4,425,057	—	4,425,057
Sovereign/supranational bond	—	2,193,195	—	2,193,195
Short-term investment	—	1,442,986	—	1,442,986
Other financial instruments(1)	(17,585)	791,372	—	773,787

Total	$(17,585)	$258,907,698	$—	$258,890,113

(1)	Other financial instruments include open futures contracts and forward foreign currency contracts.

UBS High Yield Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Aerospace/defense	1.04%
Airlines	0.42
Apparel/textiles	0.48
Auto parts & equipment	1.32
Automakers	2.16
Banking	4.56
Beverage	0.41
Brokerage	0.62
Building & construction	1.56
Building materials	1.33
Chemicals	1.43
Consumer/commercial lease financing	4.13
Consumer-products	0.76
Diversified capital goods	0.72
Electric-generation	4.49
Electric-integrated	0.24
Electronics	1.70
Energy - exploration & production	4.90
Environmental	0.41
Food - wholesale	1.23
Food & drug retailers	1.89
Forestry/paper	1.79
Gaming	6.15
Gas distribution	4.27
Health facilities	5.30
Health services	0.50
Hotels	0.29
Household & leisure products	0.23
Investments & misc financial services	0.26
Leisure	0.36
Life insurance	0.69
Machinery	0.57
Media - broadcast	2.22
Media - cable	2.00
Media - noncable	0.30
Media - services	1.22
Metals/mining excluding steel	3.16
Monoline insurance	0.43
Multi-line insurance	1.27
Non-food & drug retailers	3.31
Oil field equipment & services	2.23
Oil refining & marketing	0.19
Packaging	1.65
Pharmaceuticals	1.37
Printing & publishing	2.17
Property & casualty insurance	0.93
Real estate investment trust (REIT)	0.84
Real estate management & development	0.62
Restaurants	0.14
Software/services	2.77
Specialty retail	0.30
Steel producers/products	1.34
Support-services	3.02

Technology	0.07
Telecom - integrated/services	4.73
Telecom - wireless	3.29
Telecommunications equipment	0.50
Theaters & entertainment	0.29
Transportation excluding air/rail	0.74

Total corporate bonds	97.31
Asset-backed securities	0.17
Commercial mortgage-backed security	0.03

Total bonds	97.51
Common stocks
Media - broadcast	0.00	(1)
Media - noncable	0.00	(1)
Printing & publishing	0.00

Total common stocks	0.00	(1)
Preferred stocks
Media - broadcast	0.00	(1)
Warrants	0.00	(1)
Short-term investments	1.09

Total investments	98.60
Cash and other assets, less liabilities	1.40

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Bonds—97.51%
Corporate bonds—97.31%
Austria—0.16%
PE Paper Escrow GmbH ,
12.000%, due 08/01/14(1)	500,000	$565,000

Bermuda—1.40%
Intelsat Bermuda Ltd.,
11.250%, due 02/04/17	1,150,000	1,216,125
Intelsat Jackson Holdings Ltd.,
11.250%, due 06/15/16	2,970,000	3,215,025
Ship Finance International Ltd.,
8.500%, due 12/15/13	710,000	702,900

Total Bermuda corporate bonds		5,134,050

Canada—3.11%
Bombardier, Inc.,
7.500%, due 03/15/18(1)	460,000	479,550
7.750%, due 03/15/20(1)	615,000	642,675
Cascades, Inc.,
7.750%, due 12/15/17(1)	275,000	277,063
Nova Chemicals Corp.,
8.625%, due 11/01/19(1)	625,000	643,750
Novelis, Inc.,
7.250%, due 02/15/15	750,000	723,750
OPTI Canada, Inc.,
8.250%, due 12/15/14	980,000	921,200
9.000%, due 12/15/12(1)	600,000	618,000
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19(1)	700,000	740,250
Teck Resources Ltd.,
10.250%, due 05/15/16	4,100,000	4,879,000
10.750%, due 05/15/19	1,225,000	1,500,625

Total Canada corporate bonds		11,425,863

Cayman Islands—0.38%
Sable International Finance Ltd.,
7.750%, due 02/15/17(1)	450,000	468,000
XL Capital Ltd.,
Series E,
6.500%, due 04/15/17(2),(3)	1,095,000	930,750

Total Cayman Islands corporate bonds		1,398,750

France—0.12%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	450,000	450,000

Germany—0.09%
UPC Germany GmbH,
8.125%, due 12/01/17(1)	300,000	309,375

Liberia—0.36%
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	400,000	404,000
7.500%, due 10/15/27	1,055,000	931,038

Total Liberia corporate bonds		1,335,038

Luxembourg—0.75%
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16(1)	1,200,000	1,212,000

Steel Capital SA,
9.750%, due 07/29/13(1)	450,000	496,687
Wind Acquisition Finance SA,
11.750%, due 07/15/17(1)	950,000	1,049,750

Total Luxembourg corporate bonds		2,758,437

Netherlands—0.56%
ING Groep NV,
5.775%, due 12/08/15(2),(3)	970,000	825,955
NXP BV,
7.875%, due 10/15/14	960,000	936,000
9.500%, due 10/15/15	300,000	297,000

Total Netherlands corporate bonds		2,058,955

Russia—0.22%
Evraz Group SA,
9.500%, due 04/24/18(1)	750,000	805,312

United Kingdom—2.27%
Global Aviation Holdings Ltd.,
14.000%, due 08/15/13(1)	875,000	889,219
Global Crossing UK Finance PLC,
10.750%, due 12/15/14	1,200,000	1,260,000
Hanson Ltd.,
6.125%, due 08/15/16	675,000	667,852
HBOS Capital Funding LP,
6.071%, due 06/30/14(1),(2),(3)	1,200,000	936,000
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	879,000	725,175
Royal Bank of Scotland Group PLC,
Series U,
7.640%, due 09/29/17(2),(3)	2,605,000	1,641,150
Vedanta Resources PLC,
9.500%, due 07/18/18(1)	400,000	442,000
Virgin Media Finance PLC,
9.125%, due 08/15/16	400,000	425,000
Series 1,
9.500%, due 08/15/16	600,000	655,500
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18(1)	675,000	676,688

Total United Kingdom corporate bonds		8,318,584

United States—87.89%
AAC Group Holding Corp.,
10.250%, due 10/01/12(1)	1,330,000	1,328,338
Accellent, Inc.,
8.375%, due 02/01/17(1)	1,050,000	1,065,750
ACCO Brands Corp.,
10.625%, due 03/15/15(1)	275,000	300,438
Advanced Micro Devices, Inc.,
8.125%, due 12/15/17(1)	510,000	525,300
AES Corp.,
8.000%, due 06/01/20	2,210,000	2,201,713
Affinion Group, Inc.,
10.125%, due 10/15/13	1,295,000	1,327,375
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	550,000	585,750
AMC Entertainment, Inc.,
8.750%, due 06/01/19	1,020,000	1,071,000
American Achievement Corp.,
8.250%, due 04/01/12(1)	850,000	841,500
American Axle & Manufacturing Holdings, Inc.,
9.250%, due 01/15/17(1)	500,000	533,750

American General Finance Corp.,
6.900%, due 12/15/17	1,100,000	963,500
American General Institutional Capital A,
7.570%, due 12/01/45(1)	1,350,000	1,206,563
American International Group, Inc.,
8.175%, due 05/15/58(2)	2,110,000	1,782,950
Ameristar Casinos, Inc.,
9.250%, due 06/01/14	875,000	916,563
Amsted Industries, Inc.,
8.125%, due 03/15/18(1)	245,000	245,000
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)	2,930,000	3,186,375
12.375%, due 11/01/14(1)	500,000	547,500
Aquilex Holdings LLC,
11.125%, due 12/15/16(1)	260,000	279,500
ARAMARK Corp.,
8.500%, due 02/01/15	2,520,000	2,576,700
Arch Coal, Inc.,
8.750%, due 08/01/16(1)	540,000	571,050
ArvinMeritor, Inc.,
8.125%, due 09/15/15	520,000	501,800
10.625%, due 03/15/18	650,000	672,750
Ashland, Inc.,
9.125%, due 06/01/17(1)	645,000	722,400
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	1,180,000	1,138,700
8.750%, due 06/15/18	1,125,000	1,085,625
Avis Budget Group, Inc.,
9.625%, due 03/15/18(1)	380,000	397,100
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15	1,825,000	1,971,000
12.750%, due 03/01/16	2,795,000	3,074,500
Baldor Electric Co.,
8.625%, due 02/15/17	460,000	486,450
Ball Corp.,
6.750%, due 09/15/20	150,000	152,625
BankAmerica Capital II,
8.000%, due 12/15/26	1,576,000	1,583,880
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	330,000	290,400
8.125%, due 06/15/16	500,000	443,750
8.375%, due 04/15/12	1,050,000	1,047,375
Belden, Inc.,
9.250%, due 06/15/19(1)	230,000	245,525
Berry Plastics Corp.,
8.250%, due 11/15/15	550,000	553,438
8.875%, due 09/15/14	400,000	390,500
Biomet, Inc.,
10.375%, due 10/15/17(4)	1,765,000	1,941,500
11.625%, due 10/15/17	2,777,000	3,110,240
Boise Paper Holdings LLC,
9.000%, due 11/01/17(1)	280,000	294,000
Bon-Ton Department Stores, Inc.,
10.250%, due 03/15/14	375,000	365,625
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20(1)	300,000	306,000
Brunswick Corp.,
11.250%, due 11/01/16(1)	275,000	312,812

Bumble Bee Foods LLC,
7.750%, due 12/15/15(1)	500,000	506,250
C10 Capital SPV Ltd.,
6.722%, due 12/31/16(1),(2),(3)	1,325,000	940,869
Cablevision Systems Corp.,
8.625%, due 09/15/17(1)	1,150,000	1,216,125
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16(1)	835,000	853,787
Carriage Services, Inc.,
7.875%, due 01/15/15	1,115,000	1,073,187
Case New Holland, Inc.,
7.750%, due 09/01/13(1)	1,000,000	1,037,500
Casella Waste Systems, Inc.,
11.000%, due 07/15/14(1)	525,000	563,062
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	775,000	868,000
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14	450,000	501,750
Cemex Finance LLC,
9.500%, due 12/14/16(1)	675,000	698,625
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15(1)	550,000	528,000
Cenveo Corp.,
8.875%, due 02/01/18(1)	875,000	884,844
Chesapeake Energy Corp.,
7.250%, due 12/15/18	80,000	80,000
9.500%, due 02/15/15	3,260,000	3,545,250
Cincinnati Bell, Inc.,
8.250%, due 10/15/17	800,000	810,000
CIT Group, Inc.,
7.000%, due 05/01/17	2,005,000	1,849,612
10.250%, due 05/01/14	715,000	741,813
10.250%, due 05/01/16	860,000	890,100
Citigroup Capital XXI,
8.300%, due 12/21/57(2)	2,535,000	2,566,688
Clean Harbors, Inc.,
7.625%, due 08/15/16	925,000	938,875
Clear Channel Communications, Inc.,
6.250%, due 03/15/11	1,125,000	1,088,437
7.250%, due 10/15/27	515,000	243,338
10.750%, due 08/01/16	750,000	586,875
Clear Channel Worldwide Holdings, Inc.,
9.250%, due 12/15/17(1)	510,000	532,325
Clearwire Communications LLC,
12.000%, due 12/01/15(1)	1,680,000	1,712,350
CMP Susquehanna Corp.,
16.612%, due 05/15/14(5),(6)	60,000	21,300
Community Health Systems, Inc.,
8.875%, due 07/15/15	1,435,000	1,485,225
Comstock Resources, Inc.,
8.375%, due 10/15/17	410,000	421,275
Consol Energy Inc.,
8.000%, due 04/01/17(1)	480,000	493,200
Constellation Brands, Inc.,
8.375%, due 12/15/14	1,385,000	1,497,531
Continental Resources, Inc.,
8.250%, due 10/01/19	500,000	530,000
CPM Holdings, Inc.,
10.625%, due 09/01/14(1)	550,000	585,750

Cricket Communications, Inc.,
10.000%, due 07/15/15	1,475,000	1,534,000
Crosstex Energy,
8.875%, due 02/15/18(1)	1,160,000	1,196,250
CSC Holdings LLC,
8.625%, due 02/15/19(1)	550,000	602,250
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	750,000	701,250
Delta Air Lines, Inc.,
12.250%, due 03/15/15(1)	1,430,000	1,524,737
Deluxe Corp.,
5.000%, due 12/15/12	1,180,000	1,153,450
Denbury Resources, Inc.,
8.250%, due 02/15/20	550,000	583,000
9.750%, due 03/01/16	1,425,000	1,567,500
Developers Diversified Realty Corp., REIT,
5.375%, due 10/15/12	750,000	749,163
5.500%, due 05/01/15	965,000	909,852
DISH DBS Corp.,
6.625%, due 10/01/14	165,000	166,237
7.125%, due 02/01/16	160,000	163,000
7.750%, due 05/31/15	2,730,000	2,852,850
Dollar General Corp.,
11.875%, due 07/15/17(4)	1,335,000	1,555,275
Domtar Corp. ,
7.875%, due 10/15/11	77,000	82,197
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17(1)	1,370,000	1,411,100
Dycom Investments, Inc.,
8.125%, due 10/15/15	600,000	558,000
Dynegy Holdings, Inc.,
7.750%, due 06/01/19	3,525,000	2,661,375
E*Trade Financial Corp.,
7.375%, due 09/15/13	850,000	816,000
12.500%, due 11/30/17(4)	1,227,000	1,466,265
Edgen Murray Corp.,
12.250%, due 01/15/15(1)	500,000	468,125
Edison Mission Energy,
7.000%, due 05/15/17	2,275,000	1,586,812
El Paso Corp.,
7.750%, due 01/15/32	1,000,000	982,610
7.800%, due 08/01/31	1,950,000	1,916,513
8.250%, due 02/15/16	665,000	709,887
12.000%, due 12/12/13	510,000	596,700
Encore Acquisition Co.,
9.500%, due 05/01/16	390,000	421,687
Energy Future Holdings Corp.,
10.875%, due 11/01/17	2,325,000	1,726,312
Equinix, Inc.,
8.125%, due 03/01/18	1,075,000	1,112,625
Exopack Holding, Inc.,
11.250%, due 02/01/14	1,655,000	1,725,337
Ferrell Gas Partners-LP,
6.750%, due 05/01/14	1,480,000	1,465,200
8.625%, due 06/15/20	950,000	950,000
8.750%, due 06/15/12	1,645,000	1,665,562
9.125%, due 10/01/17(1)	1,000,000	1,047,500
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	4,100,000	4,745,750

First Data Corp.,
9.875%, due 09/24/15	4,525,000	3,888,812
10.550%, due 09/24/15(4)	325,000	274,625
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14	1,660,000	1,799,955
9.875%, due 08/10/11	4,000,000	4,242,332
12.000%, due 05/15/15	1,100,000	1,314,166
Forest Oil Corp.,
8.500%, due 02/15/14	560,000	590,800
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	1,080,000	1,142,100
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	1,505,000	1,674,312
Freescale Semiconductor, Inc.,
10.125%, due 12/15/16	1,300,000	1,150,500
10.125%, due 03/15/18(1)	500,000	538,125
Frontier Communications Corp.,
8.250%, due 04/15/17(1)	1,170,000	1,190,475
8.500%, due 04/15/20(1)	270,000	272,025
9.000%, due 08/15/31	2,545,000	2,481,375
Gannett Co., Inc.,
9.375%, due 11/15/17(1)	500,000	534,375
Genworth Financial, Inc.,
6.150%, due 11/15/66(2)	855,000	658,350
Geo Group, Inc.,
7.750%, due 10/15/17(1)	350,000	357,000
Geokinetics Holdings, Inc.,
9.750%, due 12/15/14(1)	765,000	717,188
Georgia Gulf Corp.,
9.000%, due 01/15/17(1)	125,000	130,781
Georgia-Pacific LLC,
8.250%, due 05/01/16(1)	1,225,000	1,335,250
8.875%, due 05/15/31	630,000	683,550
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67(1),(2)	1,800,000	1,521,000
GMAC, Inc.,
7.250%, due 03/02/11	4,169,000	4,240,565
8.000%, due 03/15/20(1)	1,400,000	1,435,000
8.000%, due 11/01/31	765,000	730,575
8.300%, due 02/12/15(1)	1,350,000	1,417,500
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	1,460,000	1,576,800
Graham Packaging Co. LP,
9.875%, due 10/15/14	2,505,000	2,598,938
Graphic Packaging International, Inc.,
9.500%, due 08/15/13	1,030,000	1,055,750
9.500%, due 06/15/17	50,000	53,375
Great Atlantic & Pacific Tea Co.,
11.375%, due 08/01/15(1)	1,475,000	1,452,875
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	900,000	893,250
GXS Worldwide, Inc.,
9.750%, due 06/15/15(1)	700,000	673,750
Harland Clarke Holdings Corp.,
6.000%, due 05/15/15(2)	1,240,000	1,019,900
9.500%, due 05/15/15	1,600,000	1,500,000
Harrah’s Operating Co., Inc.,
10.000%, due 12/15/18	2,350,000	1,944,625
11.250%, due 06/01/17	3,170,000	3,415,675

Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38(2)	685,000	712,400
HCA, Inc.,
7.250%, due 09/15/20(1)	925,000	937,719
9.125%, due 11/15/14	1,120,000	1,183,000
9.250%, due 11/15/16	1,955,000	2,078,409
9.625%, due 11/15/16(4)	2,148,014	2,301,060
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	1,480,000	1,524,400
Hertz Corp.,
10.500%, due 01/01/16	1,040,000	1,116,700
Hexion US Finance Corp.,
9.750%, due 11/15/14	525,000	535,500
Hilcorp Finance Co.,
8.000%, due 02/15/20(1)	370,000	358,900
Host Hotels & Resorts LP,
9.000%, due 05/15/17(1)	1,000,000	1,080,000
Huntsman International LLC,
5.500%, due 06/30/16(1)	600,000	544,500
ILFC E-Capital Trust I,
5.900%, due 12/21/65(1),(2)	590,000	454,300
Inergy LP,
8.250%, due 03/01/16	1,545,000	1,591,350
8.750%, due 03/01/15	1,250,000	1,307,813
ING Capital Funding Trust III,
8.439%, due 12/31/10(2),(3)	785,000	741,825
Ingles Markets, Inc.,
8.875%, due 05/15/17	1,715,000	1,792,175
Interface, Inc.,
Series B,
11.375%, due 11/01/13	420,000	473,550
International Lease Finance Corp.,
4.950%, due 02/01/11	2,850,000	2,852,137
5.450%, due 03/24/11	2,450,000	2,452,658
6.375%, due 03/25/13	915,000	894,190
8.625%, due 09/15/15(1)	1,125,000	1,150,039
8.750%, due 03/15/17(1)	530,000	542,207
Invista,
9.250%, due 05/01/12(1)	500,000	506,250
Iron Mountain, Inc.,
8.375%, due 08/15/21	1,350,000	1,404,000
Jabil Circuit, Inc.,
8.250%, due 03/15/18	500,000	540,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,650,000	1,551,000
JC Penney Corp., Inc.,
7.125%, due 11/15/23	600,000	605,250
K Hovnanian Enterprises, Inc.,
10.625%, due 10/15/16	615,000	654,975
KB Home,
5.750%, due 02/01/14	155,000	150,350
5.875%, due 01/15/15	320,000	303,200
6.250%, due 06/15/15	920,000	883,200
Key Energy Services, Inc.,
8.375%, due 12/01/14	1,450,000	1,466,313
Knight Ridder, Inc.,
4.625%, due 11/01/14	650,000	489,125
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28(1)	1,250,000	1,100,000

Landry’s Restaurants, Inc.,
11.625%, due 12/01/15(1)	465,000	499,875
Level 3 Financing, Inc.,
9.250%, due 11/01/14	500,000	487,500
10.000%, due 02/01/18(1)	425,000	405,875
Levi Strauss & Co.,
9.750%, due 01/15/15	1,210,000	1,267,475
Libbey Glass, Inc.,
10.000%, due 02/15/15(1)	275,000	289,438
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37(1)	1,140,000	1,008,900
10.750%, due 06/15/58(1),(2)	1,325,000	1,484,000
Limited Brands, Inc.,
7.600%, due 07/15/37	425,000	400,562
LIN Television Corp.,
6.500%, due 05/15/13	1,850,000	1,822,250
Series B,
6.500%, due 05/15/13	350,000	341,250
Lincoln National Corp.,
7.000%, due 05/17/66(2)	975,000	887,250
Linn Energy LLC,
11.750%, due 05/15/17(1)	630,000	715,050
Ltd. Brands, Inc.,
8.500%, due 06/15/19	725,000	808,375
Macy’s Retail Holdings, Inc.,
5.900%, due 12/01/16	2,180,000	2,174,550
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17(1)	450,000	457,312
Massey Energy Co.,
6.875%, due 12/15/13	750,000	760,312
McClatchy Co.,
11.500%, due 02/15/17(1)	525,000	536,156
McJunkin Red Man Corp.,
9.500%, due 12/15/16(1)	1,500,000	1,531,875
Mediacom LLC,
9.125%, due 08/15/19(1)	275,000	283,594
Meritage Homes Corp.,
6.250%, due 03/15/15	275,000	264,000
7.000%, due 05/01/14	160,000	158,000
MetLife Capital Trust X,
9.250%, due 04/08/38(1),(2)	390,000	438,750
MetroPCS Wireless, Inc.,
9.250%, due 11/01/14	1,880,000	1,922,300
MGM Mirage, Inc.
9.000%, due 03/15/20(1)	515,000	530,450
7.625%, due 01/15/17	750,000	624,375
11.125%, due 11/15/17(1)	1,735,000	1,951,875
13.000%, due 11/15/13	376,000	438,040
Michaels Stores, Inc.,
11.375%, due 11/01/16	750,000	810,000
Midwest Gaming Borrower LLC,
11.625%, due 04/15/16(1)	500,000	511,250
Mirant Americas Generation LLC,
9.125%, due 05/01/31	1,928,000	1,730,380
Mirant North America LLC,
7.375%, due 12/31/13	480,000	478,800
Mobile Mini, Inc.,
9.750%, due 08/01/14	550,000	569,250

Mobile Satellite Ventures LP,
0.000%, due 04/01/13(1),(7)	800,000	768,000
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	270,000	270,000
12.500%, due 06/15/14(1)	300,000	339,000
Murray Energy Corp.,
10.250%, due 10/15/15(1)	550,000	563,750
Nalco Co.,
8.875%, due 11/15/13	800,000	824,000
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17(1)	645,000	667,575
Navistar International Corp.,
8.250%, due 11/01/21	550,000	561,000
NB Capital Trust II,
7.830%, due 12/15/26	1,165,000	1,150,437
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(4)	348,011	354,971
10.375%, due 10/15/15	375,000	387,187
New Communications Holdings Inc.,
7.875%, due 04/15/15(1)	800,000	822,000
NewPage Corp.,
11.375%, due 12/31/14	325,000	323,375
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14(1),(4)	185	150
Nextel Communications, Inc.,
Series E,
6.875%, due 10/31/13	750,000	731,250
Series D,
7.375%, due 08/01/15	1,645,000	1,562,750
Nielsen Finance LLC ,
0.000% due 08/01/11(7)	820,000	779,000
11.625%, due 02/01/14	450,000	508,500
North American Energy Alliance LLC ,
10.875%, due 06/01/16(1)	815,000	867,975
NRG Energy, Inc.,
7.250%, due 02/01/14	450,000	453,375
7.375%, due 02/01/16	1,685,000	1,672,363
8.500%, due 06/15/19	235,000	237,937
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	275,000	288,750
PAETEC Holding Corp.,
8.875%, due 06/30/17	725,000	744,938
Peninsula Gaming LLC,
8.375%, due 08/15/15(1)	350,000	349,125
PetroHawk Energy Corp.,
7.875%, due 06/01/15	900,000	916,875
10.500%, due 08/01/14	1,470,000	1,622,513
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	985,000	1,041,638
Plains Exploration & Production Co.,
7.625%, due 06/01/18	528,000	533,280
10.000%, due 03/01/16	1,520,000	1,679,600
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	1,400,000	1,477,000
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	1,606,000	1,686,300
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	695,000	757,550

Quicksilver Resources, Inc.,
9.125%, due 08/15/19	750,000	787,500
11.750%, due 01/01/16	525,000	601,125
Quiksilver, Inc.,
6.875%, due 04/15/15	540,000	499,500
QVC Inc.,
7.375%, due 10/15/20(1)	300,000	301,500
Qwest Capital Funding, Inc.,
7.750%, due 02/15/31	750,000	712,500
Qwest Communications International, Inc.,
7.125%, due 04/01/18(1)	25,000	25,813
Qwest Corp.,
8.375%, due 05/01/16	1,000,000	1,125,000
RBS Global, Inc.,
9.500%, due 08/01/14	490,000	509,600
Realogy Corp.,
10.500%, due 04/15/14	1,210,000	1,043,625
12.375%, due 04/15/15	495,000	360,113
Residential Capital LLC,
8.375%, due 06/30/10	2,440,000	2,354,600
9.625%, due 05/15/15	980,000	965,300
Reynolds Group Issuer, Inc.,
7.750%, due 10/15/16(1)	325,000	333,938
Rite Aid Corp.,
9.500%, due 06/15/17	1,500,000	1,260,000
10.375%, due 07/15/16	1,075,000	1,136,812
River Rock Entertainment Authority,
9.750%, due 11/01/11	130,000	119,925
RRI Energy, Inc.,
6.750%, due 12/15/14	1,402,000	1,398,495
Ryerson, Inc.,
12.000%, due 11/01/15	655,000	687,750
Salem Communications Corp.,
9.625%, due 12/15/16	520,000	543,400
Sally Holdings LLC,
10.500%, due 11/15/16	495,000	539,550
SandRidge Energy, Inc.,
8.750%, due 01/15/20(1)	750,000	731,250
9.875%, due 05/15/16(1)	725,000	744,938
Sanmina-SCI Corp.,
8.125%, due 03/01/16	1,905,000	1,916,906
Scientific Games International, Inc.,
9.250%, due 06/15/19	610,000	645,075
Sealy Mattress Co.,
10.875%, due 04/15/16(1)	486,000	544,320
Severstal Columbus LLC,
10.250%, due 02/15/18(1)	200,000	210,250
Sheridan Group, Inc.,
10.250%, due 08/15/11	2,225,000	2,208,312
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15(1)	1,460,000	1,211,800
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	1,550,000	1,538,375
Sinclair Television Group, Inc.,
9.250%, due 11/01/17(1)	585,000	615,713
Sitel LLC ,
11.500%, due 04/01/18(1)	675,000	680,063
Smithfield Foods, Inc.,
10.000%, due 07/15/14(1)	400,000	446,000

Sorenson Communications, Inc.,
10.500%, due 02/01/15(1)	450,000	434,250
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17(1)	550,000	563,750
Sprint Capital Corp.,
8.375%, due 03/15/12	400,000	416,000
8.750%, due 03/15/32	1,260,000	1,168,650
SPX Corp. ,
7.625%, due 12/15/14	1,470,000	1,537,988
Standard Pacific Corp.,
9.250%, due 04/15/12	545,000	528,650
10.750%, due 09/15/16	450,000	478,688
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	3,190,000	3,353,487
10.625%, due 05/15/15	397,000	432,730
SUPERVALU, Inc.,
8.000%, due 05/01/16	1,265,000	1,280,813
Susser Holdings LLC,
10.625%, due 12/15/13	730,000	759,200
Swift Energy Co.,
8.875%, due 01/15/20	525,000	546,000
Tenneco, Inc., Series B,
10.250%, due 07/15/13	345,000	357,506
Terremark Worldwide, Inc.,
12.250%, due 06/15/17(1)	380,000	437,000
Tesoro Corp.,
9.750%, due 06/01/19	670,000	700,150
Texas Competitive Electric Holdings Co. LLC,
Series A,
10.250%, due 11/01/15	2,150,000	1,494,250
Texas Industries, Inc.,
7.250%, due 07/15/13	620,000	609,150
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	470,000	536,056
Toys R Us Property Co. LLC,
8.500%, due 12/01/17(1)	800,000	830,000
TransDigm, Inc.,
7.750%, due 07/15/14(1)	305,000	312,625
Trimas Corp.,
9.750%, due 12/15/17(1)	100,000	103,500
Triumph Group, Inc.,
8.000%, due 11/15/17	225,000	225,000
Tropicana Entertainment LLC,
9.625%, due 12/15/14	1,250,000	1,094
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	610,000	600,850
Tube City IMS Corp.,
9.750%, due 02/01/15	2,155,000	2,119,981
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	1,450,000	1,377,500
Tyson Foods, Inc.,
10.500%, due 03/01/14	490,000	581,875
Umbrella Acquisition, Inc.,
9.750%, due 03/15/15(1),(4)	2,209,986	1,906,113
Unisys Corp.,
12.750%, due 10/15/14(1)	1,175,000	1,370,344
United Rentals North America, Inc.,
7.750%, due 11/15/13	1,685,000	1,617,600
United States Steel Corp.,
7.375%, due 04/01/20	600,000	601,500

Universal Hospital Services, Inc.,
8.500%, due 06/01/15(4)	125,000	124,375
US Oncology, Inc.,
9.125%, due 08/15/17	550,000	574,750
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18(1)	925,000	899,563
Verso Paper Holdings LLC, Series B,
9.125%, due 08/01/14	1,450,000	1,406,500
Viasystems, Inc.,
12.000%, due 01/15/15(1)	320,000	346,400
Viskase Cos., Inc.,
9.875%, due 01/15/18(1)	825,000	835,313
West Corp.,
11.000%, due 10/15/16	700,000	742,000
Wind Acquisition Finance SA,
12.000%, due 12/01/15(1)	850,000	918,000
Windstream Corp.,
8.625%, due 08/01/16	1,515,000	1,549,087
WMG Acquisition Corp.,
9.500%, due 06/15/16(1)	1,745,000	1,864,969
Yankee Acquisition Corp., Series B,
8.500%, due 02/15/15	1,170,000	1,205,100
9.750%, due 02/15/17	980,000	1,011,850
Yonkers Racing Corp.,
11.375%, due 07/15/16(1)	500,000	540,000
Zayo Group LLC,
10.250%, due 03/15/17(1)	300,000	303,000
Zions Bancorp.,
5.500%, due 11/16/15	1,130,000	1,050,900

Total United States corporate bonds		322,579,481

Total corporate bonds (cost $325,156,295)		357,138,845

Asset-backed securities—0.17%
United States—0.17%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.446%, due 08/25/35(2)	504,691	467,555
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(2)	106,246	104,397
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1B
0.346%, due 08/25/46(2)	41,424	41,197

Total asset-backed securities (cost $527,668)		613,149

Commercial mortgage-backed security—0.03%
United States—0.03%
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class C,
5.805%, due 08/10/45(2)
(cost $157,501)	875,000	123,360

Total bonds (cost $325,841,464)		357,875,354

	Shares
Common stocks—0.00%(8)
United States—0.00%(8)
Pegasus Communications Corp., Class A*	1	189
Xanadoo Co., Class A*(5)	23	5,819
Vertis Holdings, Inc.*(5),(6)	12,614	0

Total common stocks (cost $86,272)		6,008

Preferred stocks—0.00%(8)
United States—0.00%(8)
CMP Susquehanna Radio Holdings Corp.,
Series A(1),(2),(3),(5),(6),(9)
(cost $162)	13,993	140

	Number of warrants
Warrants—0.00%(8)
CNB Capital Trust I, strike @ USD 0.01, expires 03/26/19*(5),(6)	15,990	160
Pliant Corp., strike @ USD 0.01, expires 06/01/10*(5),(6)	5	0

Total warrants (cost $162)		160

	Shares
Short-term investment—1.09%
Investment company—1.09%
UBS Cash Management Prime Relationship Fund, 0.112%(10),(11) (cost $3,995,253)	3,995,253	3,995,253

Total investments—98.60% (cost $329,923,313)		361,876,915
Cash and other assets, less liabilities—1.40%		5,142,327

Net assets—100.00%		$367,019,242

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $329,923,313; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$34,768,609
Gross unrealized depreciation	(2,815,007)

Net unrealized appreciation of investments	$31,953,602

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $104,833,730 or 28.60% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	PIK — Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $27,419 or 0.01% of net assets.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2010, the value of these securities amounted to $21,600 or 0.01% of net assets.
(7)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(8)	Amount represents less than 0.005% of net assets.
(9)	This security, which represents less than 0.005% of net assets as of March 31, 2010, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets		03/31/10 Market value	03/31/10 Market value as a percentage of net assets
CMP Susquehanna Radio Holdings Corp.,
Series A	03/30/09	$162	0.00	%(a)	$140	0.00	%(a)

(a) Amount represents less than 0.005%.
(10)	Investment in affiliated investment company. See notes to financial statements for additional information.
(11)	The rate shown reflects the yield at March 31, 2010.

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$189	$5,819	$—	$6,008
Corporate bonds	—	357,117,545	21,300	357,138,845
Asset-backed securities	—	613,149	—	613,149
Commercial mortgage-backed security	—	123,360	—	123,360
Preferred stocks	—	—	140	140
Warrants	—	—	160	160
Short-term investment	—	3,995,253	—	3,995,253

Total	$189	$361,855,126	$21,600	$361,876,915

Level 3 Rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Warrants	Common stocks	Preferred stocks	Total
Assets
Beginning balance	$27,600	$160	$—	$140	$27,900
Total gains or losses (realized/unrealized) included in earnings	(6,300)	—	—	—	(6,300)
Purchases, sales, issuances, and settlements (net)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—

Ending balance	$21,300	$160	$—	$140	$21,600

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$14,769	$0	$0	$0	$14,769

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Chemicals	0.88%
Diversified financial services	3.97
Electric utilities	16.78
Real estate management & development	5.51

Total corporate bonds	27.14
Non US-government obligations	55.80
Structured notes	7.09

Total bonds	90.03
Short-term investment	8.30

Total investments	98.33
Cash and other assets, less liabilities	1.67

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of Investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—90.03%
Corporate bonds—27.14%
Cayman Islands—4.85%
ADCB Finance Cayman Ltd.,
4.750%, due 10/08/14(1)		$1,500,000	$1,447,500
Lumena Resources Corp.,
12.000%, due 10/27/14(1)		350,000	320,250

Total Cayman Islands corporate bonds			1,767,750

Indonesia—12.19%
Majapahit Holding BV,
7.750%, due 10/17/16(2)		1,700,000	1,861,500
7.875%, due 06/29/37(2)		2,500,000	2,581,250

Total Indonesia corporate bonds			4,442,750

Malaysia—5.51%
Johor Corp.,
1.000%, due 07/31/12(3)	MYR	5,600,000	2,008,584

United Arab Emirates—4.59%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36(1)		$1,650,000	1,534,500
6.500%, due 10/27/36(2)		150,000	139,500

Total United Arab Emirates corporate bonds			1,674,000

Total corporate bonds (cost $8,648,367)			9,893,084

Non US-government obligations—55.80%
Argentina—6.31%
Argentina Prestamos Garantizadad,
4.000%, due 04/15/10(4)	ARS	1,800,000	70,866
Republic of Argentina,
7.000%, due 03/28/11		$1,800,000	1,776,600
11.000%, due 12/04/05(5),(6)		940,000	451,200

			2,298,666

Brazil—17.72%
Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/45(7)	BRL	4,450,000	4,690,228
Series F,
10.000%, due 01/01/21		3,593,000	1,767,695

			6,457,923

Greece—1.72%
Hellenic Republic,
2.900%, due 07/25/25(7)	EUR	568,980	627,474

Hungary—1.02%
Hungary Government Bond,
6.500%, due 06/24/19	HUF	75,000,000	371,837

Poland—4.58%
Poland Government Bond,
5.750%, due 04/25/14	PLN	4,650,000	1,669,644

Qatar—5.17%
State of Qatar,
6.400%, due 01/20/40(1)		$1,800,000	1,883,700

Turkey—8.90%
Government of Turkey,
6.799%, due 06/23/10(8)	TRY	5,000,000	3,242,267

Venezuela—10.38%
Republic of Venezuela,
5.375%, due 08/07/10(2)	$400,000	398,000
5.750%, due 02/26/16(2)	1,300,000	945,750
7.650%, due 04/21/25	200,000	131,500
7.750%, due 10/13/19(2)	800,000	572,000
8.250%, due 10/13/24(2)	2,500,000	1,737,500

		3,784,750

Total non US-government obligations (cost $19,320,039)		20,336,261

Structured notes—7.09%
Sri Lanka—7.09%
Sri Lanka Government Bond,
9.072%, due 03/11/11(8)	1,700,000	1,560,192
9.213%, due 08/20/10(8)	1,050,000	1,022,731

Total structured notes (cost $2,579,407)		2,582,923

Total bonds (cost $30,547,813)		32,812,268

	Shares
Short-term investment—8.30%
Investment company—8.30%
UBS Cash Management Prime Relationship Fund, 0.112%(9),(10) (cost $3,024,866)	3,024,866	3,024,866

Total investments—98.33% (cost $33,572,679)		35,837,134
Cash and other assets, less liabilities—1.67%		608,508

Net assets—100.00%		$36,445,642

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $33,572,679; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,082,013
Gross unrealized depreciation	(817,558)

Net unrealized appreciation of investments	$2,264,455

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $5,185,950 or 14.23% of net assets.
(2)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of these securities amounted to $8,235,500 or 22.60% of net assets.
(3)	Security is illiquid. At March 31, 2010, the value of this security amounted to $2,008,584 or 5.51% of net assets.
(4)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(5)	Security is in default.
(6)	Security purchased after stated maturity date as defaulted debt. Bond is being traded based on a potential future claim.
(7)	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.
(8)	Rate shown reflects annualized yield at March 31, 2010 on a zero coupon bond.
(9)	Investment in affiliated investment company. See notes to financial statements for additional information.
(10)	The rate shown reflects the yield at March 31, 2010.

Currency type abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira

Forward foreign currency contracts

UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Brazilian Real	6,476,450	USD	3,495,207	06/04/10	$(99,525)
Euro	1,905,000	USD	2,589,238	06/01/10	16,250
Hungarian Forint	146,500,000	EUR	533,503	06/04/10	(19,319)
Malaysian Ringgit	6,700,000	USD	1,964,694	06/04/10	(82,545)
Polish Zloty	4,850,000	USD	1,625,989	06/04/10	(63,730)
Turkish Lira	2,130,000	USD	1,370,745	06/04/10	(18,461)
United States Dollar	1,817,723	ARS	7,200,000	06/04/10	27,627
United States Dollar	982,483	CLP	516,000,000	06/04/10	2,156
United States Dollar	408,163	HUF	82,000,000	06/04/10	5,976
United States Dollar	2,430,863	MXN	31,600,000	06/04/10	108,748
United States Dollar	2,455,420	RUB	74,700,000	06/04/10	67,436
United States Dollar	2,378,759	ZAR	18,590,000	06/04/10	145,736

Net unrealized appreciation on forward foreign currency contracts					$90,349

Currency type abbreviations:

ARS	Argentine Peso
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Swap Agreements

UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2010.

Counterparty	Notional amount	Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	MYR 12,000,000	11/23/14	2.2400	%(1)	3.7050	%(2)	$—	$(1,636)	$(1,636)
Credit Suisse International	MYR 13,350,000	03/02/12	3.0100	(2)	2.2500	(1)	—	3,827	3,827

								$2,191	$2,191

(1)	Rate based on 3 month Malaysia Interbank Lending Rate.
(2)	Payments made or received are based on the notional amount.

Currency type abbreviation:

MYR	Malaysian Ringgit

UBS Opportunistic Emerging Markets Debt Relationship Fund had an outstanding credit default swap agreement with the following terms as of March 31, 2010:

Credit default swap on corporate and sovereign issues - sell protection(1)

Counterparty	Notional amount	Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread(2)
Credit Suisse International	USD2,200,000	03/20/11	—	%(3)	5.0000	%(4)	$110,611	$(48,295)	$62,316	7.643%

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Argentina 8.280% bond, due 12/31/33.
(4)	Payment received is based on the notional amount.

Currency type abbreviation:

USD United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$7,884,500	$2,008,584	$9,893,084
Non US-government obligations	—	20,336,261	—	20,336,261
Structured notes	—	2,582,923	—	2,582,923
Short-term investment	—	3,024,866	—	3,024,866
Other financial instruments(1)	—	154,856	—	154,856

Total	$—	$33,983,406	$2,008,584	$35,991,990

(1)	Other financial instruments include swap agreements and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total
Assets
Beginning balance	$1,913,551	$1,913,551
Total gains or losses (realized/unrealized) included in earnings	95,033	95,033
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$2,008,584	$2,008,584

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$103,587	$103,587

UBS Cash Management Prime Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Short-term investments—99.98%
Certificates of deposit—9.70%
Bank of Montreal,
0.190%, due 04/12/10	$3,000,000	$3,000,000
Bank of Nova Scotia,
1.100%, due 05/11/10	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.190%, due 04/06/10	2,000,000	2,000,000
0.210%, due 04/27/10	6,000,000	6,000,000
Barclays Bank PLC,
0.290%, due 06/24/10	5,000,000	5,000,000
BNP Paribas,
0.220%, due 04/07/10	5,000,000	5,000,000
Mizuho Corporate Bank,
0.230%, due 04/23/10	5,000,000	5,000,000
Rabobank Nederland,
0.290%, due 07/06/10	4,000,000	4,000,000
Royal Bank of Scotland PLC,
0.200%, due 04/19/10	5,000,000	5,000,000
0.260%, due 06/17/10	4,000,000	4,000,000
State Street Bank and Trust Co.,
0.220%, due 05/20/10	3,000,000	3,000,000
Westpac Banking Corp.,
0.240%, due 04/15/10	1,000,000	1,000,000
0.240%, due 05/28/10	1,250,000	1,250,000
0.240%, due 06/02/10	2,000,000	2,000,000
0.240%, due 09/20/10	2,000,000	2,000,000
0.250%, due 04/15/10	1,500,000	1,500,000

Total certificates of deposit (cost $51,750,000)		51,750,000

Commercial paper—32.12%
Atlantic Asset Securitization LLC,
0.170%, due 04/13/10(1),(2)	8,000,000	7,999,547
Bank of Nova Scotia,
0.190%, due 04/26/10(2)	8,000,000	7,998,944
Barclays US Funding Corp.,
0.200%, due 05/03/10(2)	2,500,000	2,499,556
Barton Capital Corp.,
0.190%, due 04/13/10(1),(2)	9,519,000	9,518,397
Chariot Funding LLC,
0.190%, due 04/19/10(1),(2)	4,000,000	3,999,620
0.200%, due 04/28/10(1),(2)	4,000,000	3,999,400
Credit Agricole North America, Inc.,
0.180%, due 04/13/10(2)	5,000,000	4,999,700
Danske Corp., Series A,
0.175%, due 04/19/10(1),(2)	9,000,000	8,999,213
Dexia Delaware LLC,
0.240%, due 04/13/10(2)	8,000,000	7,999,360
ENI Finance USA, Inc.,
0.160%, due 04/09/10(1),(2)	8,000,000	7,999,716
Falcon Asset Securitization Co. LLC,
0.200%, due 04/27/10(1),(2)	9,000,000	8,998,700

Fortis Funding LLC,
0.200%, due 04/08/10(1),(2)	6,000,000	5,999,767
Grampian Funding LLC,
0.260%, due 05/07/10(1),(2)	5,000,000	4,998,700
Hewlett-Packard Co.,
0.160%, due 04/26/10(1),(2)	8,000,000	7,999,111
ING US Funding LLC,
0.260%, due 06/17/10(2)	5,000,000	4,997,219
JPMorgan Chase & Co.,
0.160%, due 04/14/10(2)	8,000,000	7,999,538
Market Street Funding LLC,
0.270%, due 06/17/10(1),(2)	5,000,000	4,997,112
Natixis US Finance Co. LLC,
0.220%, due 04/27/10(2)	5,000,000	4,999,206
Nestle Capital Corp.,
0.170%, due 04/16/10(1),(2)	8,000,000	7,999,433
Old Line Funding LLC,
0.250%, due 06/21/10(1),(2)	8,000,000	7,995,500
Regency Markets No. 1 LLC,
0.220%, due 04/15/10(1),(2)	9,000,000	8,999,230
Sheffield Receivables Corp.,
0.170%, due 04/07/10(1),(2)	2,500,000	2,499,929
Societe Generale North America, Inc.,
0.200%, due 04/08/10(2)	10,000,000	9,999,611
Thunder Bay Funding LLC,
0.250%, due 06/21/10(1),(2)	8,000,000	7,995,500
Toyota Motor Credit Corp.,
0.220%, due 04/15/10(2)	4,000,000	3,999,658
0.230%, due 05/06/10(2)	4,000,000	3,999,105
Westpac Securities NZ Ltd.,
0.320%, due 01/21/11(1)	750,000	750,000

Total commercial paper (cost $171,240,772)		171,240,772

US master note—2.44%
Bank of America Securities LLC,
0.270%, due 12/01/24(3) (cost $13,000,000)	13,000,000	13,000,000

Short-term corporate obligation—0.19%
Commonwealth Bank of Australia,
0.269%, due 11/22/10(3),(4) (cost $1,000,000)	1,000,000	1,000,000

Mortgage & agency debt securities—4.01%
Federal Home Loan Bank,
0.500%, due 10/15/10	2,675,000	2,674,908
0.500%, due 12/28/10	4,000,000	4,000,000
0.750%, due 09/30/10	5,000,000	5,006,074
Federal National Mortgage Association,
2.375%, due 05/20/10†	8,000,000	8,024,483
2.875%, due 10/12/10†	1,650,000	1,670,712

Total mortgage & agency debt securities (cost $21,376,177)		21,376,177

US government agency obligations—11.76%
Federal Home Loan Bank Discount Notes,
0.110%, due 04/28/10(2)	$12,000,000	$11,999,010
0.120%, due 04/23/10(2)	13,000,000	12,999,047
0.140%, due 04/07/10(2)	15,000,000	14,999,650
0.160%, due 05/03/10(2)	13,000,000	12,998,151
Federal Home Loan Mortgage Corp. Discount Notes,
0.170%, due 05/24/10†(2)	9,700,000	9,697,572

Total US government agency obligations (cost $62,693,430)		62,693,430

US government obligations—6.28%
US Treasury Bills,
0.105%, due 04/22/10(2)	12,000,000	11,999,265
0.115%, due 04/29/10(2)	10,000,000	9,999,106
0.424%, due 12/16/10(2)	5,000,000	4,984,802
0.498%, due 07/29/10(2)	6,500,000	6,489,346

Total US government obligations (cost $33,472,519)		33,472,519

Repurchase agreements—33.48%
Repurchase agreement dated 03/31/10 with Deutsche Bank, 0.020%, due 04/01/10 collateralized by $76,196,000, various Government Agencies, 1.875% to 5.965%, due 09/15/11 to 01/05/27; (value-$80,070,279); proceeds: $78,500,044	78,500,000	78,500,000
Repurchase agreement dated 03/31/10 with Barclay’s Capital, Inc., 0.020%, due 04/01/10 collateralized by $101,649,000 various Government Agencies, 1.840% to 3.620%, due 03/01/13 to 03/08/17; (value-$102,000,490); proceeds: $100,000,056	100,000,000	100,000,000

Total repurchase agreements (cost $178,500,000)		178,500,000

Total investments—99.98% (cost $533,032,898)(5)		533,032,898
Cash and other assets, less liabilities—0.02%		93,755

Net assets—100.00%		$533,126,653

Notes to portfolio of investments

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.

(1)

Security exempt from registration pursuant to section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $111,748,875 or 20.96% of net assets.

(2)	Interest rates shown are the discount rate at date of purchase.
(3)	Variable rate securities — The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2010 and reset periodically.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of this security amounted to $1,000,000 or 0.19% of net assets.

(5)	Aggregate cost for federal income tax purposes, which was substantially the same for book purposes.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$51,750,000	$—	$51,750,000
Commercial paper	—	171,240,772	—	171,240,772
US master note	—	13,000,000	—	13,000,000
Short-term corporate obligation	—	1,000,000	—	1,000,000
Mortgage & agency debt securities	—	21,376,177	—	21,376,177
US government agency obligations	—	62,693,430	—	62,693,430
US government obligations	—	33,472,519	—	33,472,519
Repurchase agreements	—	178,500,000	—	178,500,000

Total	$—	$533,032,898	$—	$533,032,898

UBS U. S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Bonds
Asset-backed security	0.46%
US government obligations	94.97
Non US-government obligation	0.99

Total bonds	96.42
Short-term investment	3.27

Total investments	99.69
Cash and other assets, less liabilities	0.31

Net assets	100.00%

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—96.42%
Asset-backed security—0.46%
United States—0.46%
Bank of America Credit Card Trust,
Series 2008-A1, Class A1,
0.810%, due 04/15/13(1) (cost $69,708)		$70,000	$70,116

US government obligations—94.97%
US Treasury Inflation Indexed Bonds (TIPS),
1.375%, due 01/15/20		500,000	491,078
1.875%, due 07/15/19		1,650,000	1,724,851
2.000%, due 01/15/26		1,175,000	1,276,092
2.125%, due 02/15/40		300,000	298,151
2.500%, due 01/15/29		2,175,000	2,320,332
3.375%, due 04/15/32		185,000	273,869
US Treasury Inflation Indexed Notes (TIPS),
1.250%, due 04/15/14		1,000,000	1,033,594
1.375%, due 07/15/18		1,000,000	1,005,566
1.625%, due 01/15/15		1,000,000	1,185,522
1.875%, due 07/15/13		1,200,000	1,497,941
2.375%, due 04/15/11		700,000	788,907
2.500%, due 07/15/16		1,200,000	1,406,651
3.000%, due 07/15/12		850,000	1,103,456

Total US government obligations (cost $14,067,206)			14,406,010

Non US-government obligation — 0.99%
Greece—0.99%
Hellenic Republic,
2.300%, due 07/25/30(2) (cost $162,596)	EUR	158,117	151,090

Total bonds (cost $14,299,510)			14,627,216

	Shares
Short-term investment—3.27%
Investment company—3.27%
UBS Cash Management Prime
Relationship Fund,
0.112% (3),(4) (cost $495,792)		495,792	495,792

Total investments—99.69% (cost $14,795,302)			15,123,008
Cash and other assets, less liabilities—0.31%			46,562

Net assets—100.00%			$15,169,570

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $14,795,302; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$399,113
Gross unrealized depreciation	(71,407)

Net unrealized appreciation of investments	$327,706

(1)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(2)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

(3)	Investment in affiliated investment company. See notes to financial statements for additional information.
(4)	The rate shown reflects the yield at March 31, 2010.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviation:

EUR	Euro

Futures contracts

UBS U.S. Treasury Inflation Protected Securities Relationship Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Treasury Ultra Long Bonds, 4 contracts (USD)	June 2010	$483,881	$479,875	$(4,006)

US Treasury futures sell contracts:
2 Year US Treasury Notes, 10 contracts (USD)	June 2010	(2,174,672)	(2,169,531)	5,141
10 Year US Treasury Notes, 10 contracts (USD)	June 2010	(1,171,781)	(1,162,500)	9,281

Net unrealized appreciation on futures contracts				$10,416

Currency type abbreviations:

USD	United States Dollar

Swap Agreements

UBS U.S. Treasury Inflation Protected Securities Relationship Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2010:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	USD	1,169,000	02/15/17	—	%(1)	3.4175	%(2)	$—	$2,974	$2,974
Deutsche Bank AG	USD	464,000	02/15/36	4.5450	(2)	—	(1)	—	(1,086)	(1,086)

								$—	$1,888	$1,888

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2010.
(2)	Payments made or received are based on the notional amount.
BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed security	$—	$70,116	$—	$70,116
US government obligations	—	14,406,010	—	14,406,010
Non US-government obligation	—	151,090	—	151,090
Short-term investment	—	495,792	—	495,792
Other financial instruments(1)	10,416	1,888	—	12,304

Total	$10,416	$15,125,986	$—	$15,135,312

(1)	Other financial instruments include open futures contracts and swap agreements.

UBS Relationship Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. If a market value is not available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. Pursuant to the Funds’ adoption of use of the practical expedient within ASC Topic 820, as it pertains to UBS Private Money Market, that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical investments.

Level 2	–	Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3	–	Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measures. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Funds’ financial statement disclosures.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changes the disclosure requirements for derivatives and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008.

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, total return, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or other credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a referenced obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of March 31, 2010 for which the Fund is the seller of protection are disclosed under the section “Credit default swaps on corporate and sovereign issues—sell protection” in the Notes to portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investment or instrument.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Daily fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk (specifically interest rate risk) of an unfavorable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

4. Restricted securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Fund’s Notes to Portfolio of investments.

5. Short sales

UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. The Fund is charged a securities loan fee equal to 0.65% per annum of short market value in connection with short sale transactions.

6. Repurchase agreements: Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

7. Transactions with affiliates

The Funds may invest in certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Amounts relating to those investments for the period ended March 31, 2010 were as follows:

UBS Global Securities Relationship Fund

Affiliated investment companies	Value 12/31/09	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 3/31/10	% of net assets
UBS Corporate Bond Relationship Fund	$102,812,043	$—	$26,000,000	$4,140,262	$(1,812,490)	$79,139,815	4.86%
UBS Emerging Markets Equity Relationship Fund	92,091,308	—	13,500,000	5,857,810	(4,545,386)	79,903,732	4.90
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	246,229,079	—	11,000,000	2,489,428	(131,450)	237,587,057	14.58
UBS Global Aggregate Bond Relationship Fund	90,630,928	—	14,000,000	389,796	2,076,083	79,096,807	4.85
UBS High Yield Relationship Fund	53,323,959	—	7,500,000	1,978,120	66,687	47,868,766	2.94
UBS Small-Cap Equity Relationship Fund	27,595,415	—	4,000,000	(423,998)	3,247,177	26,418,594	1.62
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	493,560	—	496,255	28,165	(25,470)	—	—

	$613,176,292	$—	$76,496,255	$14,459,583	$(1,124,849)	$550,014,771	33.75%

The Funds may invest in UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments for the period ended March 31, 2010 were as follows:

Fund	Value 12/31/09	Purchases	Sales proceeds	Value 3/31/10	% of net assets	Income earned
UBS Global Securities Relationship Fund	$59,375,726	$121,900,980	$118,422,093	$62,854,613	3.86%	$22,831
UBS Emerging Markets Equity Relationship Fund	9,251,400	21,082,571	27,023,069	3,310,902	0.65	1,674
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	3,354,805	46,278,448	39,920,303	9,712,950	1.99	2,909
UBS International Equity Relationship Fund	533,051	1,156,467	1,563,539	125,979	0.25	70
UBS Small-Cap Equity Relationship Fund	5,049,080	14,538,939	17,374,116	2,213,903	1.51	851
UBS U.S. Equity Alpha Relationship Fund	2,989,526	14,786,903	15,392,378	2,384,051	0.81	821
UBS U.S. Large Cap Equity Relationship Fund	713,789	2,498,014	2,425,320	786,483	1.30	285
UBS U.S. Large Cap Growth Equity Relationship Fund	726,786	8,580,367	8,171,747	1,135,406	0.90	527
UBS Corporate Bond Relationship Fund	2,855,486	31,525,441	32,441,312	1,939,615	0.40	1,025
UBS Global Aggregate Bond Relationship Fund	1,350,767	21,682,903	21,590,684	1,442,986	0.54	993
UBS High Yield Relationship Fund	1,656,649	55,377,913	53,039,309	3,995,253	1.09	2,973
UBS Opportunistic Emerging Markets Debt Relationship Fund	3,260,751	4,111,882	4,347,767	3,024,866	8.30	775
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	331,720	2,813,925	2,649,853	495,792	3.27	146

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund, LLC (“Private Money Market”), which operates in compliance with Rule 2a-7 of the Act. Private Money Market is managed by the Advisor and is offered only to mutual funds and certain other accounts managed by the Advisor. UBS Global AM acts as Managing Member of Private Money Market and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses at a certain level. Distributions received from Private Money Market are reflected as securities lending-net in the Statement of operations. Amounts relating to those investments for the period ended March 31, 2010 were as follows:

Fund	Value 12/31/09	Purchases	Sales proceeds	Value 3/31/10	% of net assets	Net income earned
UBS Global Securities Relationship Fund	$34,843,584	$60,658,515	$64,405,134	$31,096,965	1.91%	$112,243
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	—	6,235,726	3,566,699	2,669,027	0.55	1,085
UBS Small-Cap Equity Relationship Fund	2,723,230	22,834,116	19,625,512	5,931,834	4.05	10,055

8. Securities lending

Each Fund may lend portfolio securities up to 33  1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.

Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Securities Relationship Fund, UBS Emerging Markets Equity Relationship Fund, UBS International Equity Relationship Fund, UBS US Large Cap Growth Equity Relationship Fund and UBS Small-Cap Equity Relationship Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in an affiliated investment company, which is included in the Portfolio(s) of investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $61,143,038, which cannot be resold. The value of loaned securities and related collateral outstanding at March 31, 2010, were as follows:

Fund	Market value of securities loaned	Market value of collateral received from securities loaned	Market value of investments of cash collateral received
UBS Global Securities Relationship Fund	$89,530,964	$92,240,003	$92,401,412
UBS Small-Cap Equity Relationship Fund	5,781,938	5,931,834	5,931,834
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	2,609,534	2,669,027	2,669,027

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark Carver
Mark Carver
President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark Carver
Mark Carver
President

Date:	May 28, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date: May 28, 2010